Filed with the Securities and Exchange Commission on February 26, 2021

1933 Act Registration File No. 333-182417

1940 Act File No. 811-22718

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[ ] Pre-Effective Amendment No.

[ X ] Post-Effective Amendment No. 257

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[ X ] Amendment No. 260

(Check appropriate box or boxes.)

TWO ROADS SHARED TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:

402-895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and. Address of Agent for Service)

Copy to:

Stacy H. Louizos Blank Rome, LLP 1271 Avenue of the Americas New York, NY 10020	Richard A. Malinowski Ultimus Fund Solutions, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X]   on March 1, 2021 pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(l)

[   ]   on (date) pursuant to paragraph (a)(l)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Affinity World Leaders Equity ETF

WLDR

a series of Two Roads Shared Trust

PROSPECTUS

March 1, 2021

Advised by:
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

RegentsParkFunds.com	1-866-866-4848

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”).

TABLE OF CONTENTS

FUND SUMMARY	1
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	8
Investment Objective	8
Principal Investment Strategies	8
Principal Investment Risks	9
Portfolio Holdings Disclosure	14
Cybersecurity	14
MANAGEMENT	15
Investment Adviser	15
Investment Sub-Adviser	15
Portfolio Manager	15
DETERMINATION OF NET ASSET VALUE	16
HOW TO BUY AND SELL SHARES	17
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	18
DISTRIBUTION AND SERVICE PLAN	18
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES	18
FUND SERVICE PROVIDERS	21
OTHER INFORMATION	21
FINANCIAL HIGHLIGHTS	23
Privacy Notice	24

FUND SUMMARY - Affinity World Leaders Equity ETF

Investment Objective: The Affinity World Leaders Equity ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the Thomson Reuters StarMine Affinity World Leaders Index (the “TRSAWL Index” or the “Index”).

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	2.43%
Total Annual Fund Operating Expenses	2.90%
Fee Waiver and Expense Reimbursement	(2.23)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	0.67%

(1)	The Fund’s Adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund through at least February 28, 2022 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 0. 6 7% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made. The Adviser and Affinity Investment Advisors, LLC (“Affinity” or the “Sub-Adviser”), have agreed that Affinity will reimburse all Fund expenses directly.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year) . Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1Year	3 Years	5 Years	10 Years
$68	$686	$1,330	$3,063

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2020 , the Fund’s portfolio turnover rate was 134 % of the average value of its portfolio.

Principal Investment Strategies: The Fund seeks to passively replicate the TRSAWL Index. The TRSAWL Index consists of equity securities issued and traded in the US as well as international countries. The TRSAWL Index is expected to consist of approximately 150 to 250 stocks of companies located in the U.S. and in at least three countries outside of the U.S., and may invest in up to 20 countries. The TRSAWL Index will be significantly invested in the securities of international companies in addition to securities of U.S. companies. The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities included in the Fund’s TRSAWL Index. The Fund may also invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the TRSAWL Index.

1

Constituents of the TRSAWL Index are characterized by strong global footprint (measured by market capitalization), rank high on measures of earnings quality, demonstrate improving fundamentals (positive earnings revisions on earnings estimates, revenue estimates, price targets, and analyst recommendations), show stock price momentum, and trade at relatively attractive valuations (based on a ranking from various trading multiples, which are, generally speaking, a ratio of the security’s market price to financial or accounting metrics such as earnings, book value, etc., as well as a dividend discount model, which attempts to determine the current or future value of a security based in part on its dividend payments).

The process of constructing the TRSAWL Index begins with sorting the companies in the Thomson Reuters Global Developed Index (excluding those in Greece and South Korea) (the “Benchmark Index”) by market capitalization. The next step involves selecting those companies that comprise the top 85% of cumulative market capitalization, and categorizing them into two regions: US and International. The final step involves scoring these securities on the above criteria within each region, and then narrowing this universe of companies to approximately 150 to 250 equity securities using a proprietary ranking system of the Fund’s sub-adviser, Affinity. The proprietary ranking system is known as the “Affinity Score” and is calculated by weighting the above criteria based on the Sub-Adviser’s assessment of the correlation between the score components and subsequent long-term stock performance. Stocks that rank in the top decile are candidates for purchase, while those that rank outside the top quartile are typically sold. A risk management overlay is then used to guide portfolio construction. The overlay calls for neutral business sector weights versus the Benchmark Index, approximately equal active weighting of each security within a business sector (active weight is the absolute percentage deviation of a security’s weight in the portfolio from its weight in the Benchmark Index), and limiting the deviation of the TRSAWL Index’s geographical distribution from that of the Benchmark Index. The TRSAWL Index is reconstituted and rebalanced on a semi-annual basis.

As of December 31, 2020 , the Index was comprised of 1 42 issue r s with market capitalizations ranging from $ 7.6 billion to $ 243.1 billion. As of December 31, 2020 , the countries in the Benchmark Index were: Australia, Belgium, Canada, Denmark, Finland, France, Germany, Japan, Netherlands, Spain, Sweden, Switzerland, United Kingdom, and United States.

The TRSAWL Index is co-sponsored by the Sub-Adviser and by Thomson Reuters (Markets) LLC (the “Index Provider”), an organization that is independent of the Fund, the Adviser and the Sub-Adviser. The Sub-Adviser determines the composition and relative weightings of the securities in the TRSAWL Index and the Index Provider publishes information regarding the market value of the Index.

The Fund uses a “passive” or indexing approach to attempt to approximate the investment performance of the TRSAWL Index by investing in a portfolio of securities that generally replicates the TRSAWL Index. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund may concentrate its investments in a particular country, region, industry or group of industries to the extent that the TRSAWL Index concentrates in a country, region, industry or group of industries.

Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part o r all of your investment in the Fund or your investment may not perform as well as other similar investments. Many factors affect the Fund’s net asset value and performance. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

As with any fund, there is no guarantee that the Fund will achieve its goal.

Foreign (Non-U.S.) Investment Risk: Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments, Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

2

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

○	Trading Issues: Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

■	In times of market stress, such as what was experienced in 2020 with the COVID-19 pandemic, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

■	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

■	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Market Risk: Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets or adverse investor sentiment affect the securities markets and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

3

Geographic and Sector Risk: The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development, natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crisis, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused.

Currency Risk: The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Equity Risk: Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Market Capitalization Risk: The Fund’s anticipated weighting towards larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the Fund may invest in companies of any size, its share price could be more volatile than a Fund that invests only in large companies. Small and medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the TRSAWL Index. Therefore, the Sub-Adviser would not necessarily sell a security unless that security is removed from the TRSAWL Index, even if that security generally is underperforming or the security’s issuer was in financial trouble, and the Fund will be negatively affected by general declines in the securities and asset classes represented in the TRSAWL Index. The Fund does not take defensive positions in declining markets. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the TRSAWL Index. The Index Provider relies on third party data it believes to be reliable in constructing the TRSAWL Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the TRSAWL Index.

Index Tracking Error Risk: As with all index funds, the performance of the Fund and the TRSAWL Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the TRSAWL Index. In addition, the Fund may not be fully invested in the securities of the TRSAWL Index at all times , may deviate from the relative weightings of the TRSAWL Index or may hold securities not included in the TRSAWL Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Authorized Participant Concentration Risk: To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to NAV and may face delisting.

Calculation Methodology Risk: The TRSAWL Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor Thomson Reuters can offer assurances that the TRSAWL Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the TRSAWL Index.

4

Cybersecurity Risk: There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Gap Risk: The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Industry Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investment more than the market as a whole, to the extent that the Fund’s investments are concentrated in securities of a particular industry, group of industries or sector.

Management Risk: The Fund’s investment strategies may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund . Management risk includes the risk that the quantitative model used by the Fund’s investment sub-adviser may not perform as expected, particularly in volatile markets.

Portfolio Turnover Risk: The Fund may experience high portfolio turnover, including investments made on a shorter-term basis, which may lead to increased Fund expenses that may result in lower investment returns. A higher portfolio turnover may result in higher transactional and brokerage costs. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.

Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund

5

Performance: The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and the TRSAWL Index . You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting RegentsParkFunds.com or by calling 1-866-866-4848.

Performance Bar Chart for Calendar Year Ended December 31st:

Best Quarter	06/30/2020	15.71%
Worst Quarter	03/31/2020	(28.99)%

Performance Table
Average Annual Total Returns
(For the year ended December 31, 2020 )

	One Year	Since Inception(1)
Return before taxes	(2.20)%	(0.38) %
Return after taxes on Distributions	(2.66)%	(0.94)%
Return after taxes on Distributions and Sale of Fund Shares	(1.04)%	(0.32)%
Thomson Reuters StarMine Affinity World Leader Total Return Index(2) (reflects no deduction for fees, expenses or taxes)	(0.69)%	0.73%
MSCI World Index(3) (reflects no deduction for fees, expenses or taxes)	15.90%	9.22%

(1)	Inception date is January 16, 2018.

(2)	The Thomson Reuters Star Mine Affinity World Leader Total Return Index (“TRSAWL Index”) consists of equity securities issued and traded in the US as well as international countries. The TRSAWL Index is expected to consist of approximately 150 to 250 stocks of companies located in the U.S. and in at least three countries outside of the U.S., and may invest in up to 20 countries. The TRSAWL Index will be significantly invested in the securities of international companies in addition to securities of U.S. companies. Unlike a fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(3)	The MSCI World Index is a broad global equity index that represents large and mid-cap equity performance across 23 developed markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country and MSCI World Index does not offer exposure to emerging markets. The Fund’s portfolio holdings may differ significantly from the securities held in the MSCI World Index, and unlike a fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

6

Investment Adviser: Regents Park Funds, LLC (the “Adviser”)

Investment Sub-Adviser: Affinity Investment Advisors, LLC

Portfolio Manager: Gregory R. Lai, CFA, Principal of the Sub-Adviser, has served the Fund as its portfolio manager since it commenced operations in January of 2018 and is responsible for the day to day management of the Fund.

Purchase and Sale of Fund Shares: The Fund will issue and redeem shares at NAV only in large blocks of 50,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the Exchange and trade at market prices rather than NAV. Individual shares of the Fund may only be purchased and sold in secondary market transactions through a broker or dealer at market price. Because shares trade at market prices, rather than NAV, shares may trade at a price greater than NAV (i.e., a premium) or less than NAV (i.e., a discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website at RegentsParkFunds.com.

Tax Information: The Fund’s distributions generally will be taxable as ordinary income, long-term capital gains or qualified dividend income, or a combination of the three. A sale of shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

7

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVE:

The Affinity World Leaders Equity ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the Thomson Reuters StarMine Affinity World Leaders Index (the “TRSAWL Index” or the “Index”).

The Fund’s investment objective or underlying index may be changed by the Board of Trustees upon 60 days’ written notice to shareholders. If the Index Provider no longer calculates the underlying index of the Fund, if the underlying index is terminated for any reason, if the identity or the character of the underlying index is materially changed, or for any other reason determined by the Board of Trustees in good faith, the Board of Trustees determines that it is impracticable to substitute a replacement index, it will take whatever action is deemed to be in the best interests of the Fund’s shareholders.

The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities included in the fund’s benchmark index. The Sub-Adviser anticipates that, generally, the Fund will hold all of the securities that compose the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In these circumstances, the Fund may purchase a sample of securities in the Index. There also may be instances in which the Sub-Adviser may choose to underweight or overweight a security in the Index, purchase securities not in the Index that the Sub-Adviser believes are appropriate to substitute for certain securities in the Index, or utilize various combinations of other available investment techniques. The Fund may sell securities that are represented in the Index in anticipation of their removal from the Index or purchase securities not represented in the Index in anticipation of their addition to the Index. The Fund may also, in order to comply with the tax diversification requirements of the Internal Revenue Code of 1986, as amended, temporarily invest in securities not included in the Index that are expected to be correlated with the securities included in the Index. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. Also, unlike many investment companies, the Fund does not attempt to outperform the Index that it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund seeks to passively replicate the TRSAWL Index. The TRSAWL Index consists of equity securities issued and traded in the US as well as international countries. The TRSAWL Index is expected to consist of approximately 150 to 250 stocks of companies located in the U.S. and in at least three countries outside of the U.S., and may invest in up to 20 countries. The TRSAWL Index will be significantly invested in the securities of international companies in addition to securities of U.S. companies. The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities included in the Fund’s benchmark index. The Fund may also invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”) based on the securities in the TRSAWL Index.

Constituents of the TRSAWL Index are characterized by strong global footprint (measured by market capitalization), rank high on measures of earnings quality, demonstrate improving fundamentals (positive earnings revisions on earnings estimates, revenue estimates, price targets, and analyst recommendations), show stock price momentum, and trade at relatively attractive valuations (based on a ranking from various trading multiples, which are, generally speaking, a ratio of the security’s market price to financial or accounting metrics such as earnings, book value, etc., as well as a dividend discount model, which attempts to determine the current or future value of a security based in part on its dividend payments).

The process of constructing the TRSAWL Index begins with sorting the companies in the Thomson Reuters Global Developed Index (excluding those in Greece and South Korea) (the “Benchmark Index”) by market capitalization. The next step involves selecting those companies that comprise the top 85% of cumulative market capitalization, and categorizing them into two regions: US and International. The final step involves scoring these securities on the above criteria within each region, and then narrowing this universe of companies to approximately 150 to 250 equity securities using a proprietary ranking system of the Fund’s sub-adviser, Affinity Investment Advisors, LLC (“Affinity” or the “Sub-Adviser”). The proprietary ranking system is known as the “Affinity Score” and is calculated by weighting the above criteria based on the Sub-Adviser’s assessment of the correlation between the score components and subsequent long-term stock performance. Stocks that rank in the top decile are candidates for purchase, while those that rank outside the top quartile are typically sold. A risk management overlay is then used to guide portfolio construction. The overlay calls

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for neutral business sector weights versus the Benchmark Index, approximately equal active weighting of each security within a business sector (active weight is the absolute percentage deviation of a security’s weight in the portfolio from its weight in the Benchmark Index), and limiting the deviation of the TRSAWL Index’s geographical distribution from that of the Benchmark Index. The TRSAWL Index is reconstituted and rebalanced on a semi-annual basis.

As of December 31, 20 20 , the Index was comprised of 1 42 issue r s with market capitalizations ranging from $ 7.6 billion to $ 243.1 billion. As of December 31, 20 20 , the countries in the Benchmark Index were: Australia, Belgium, Canada, Denmark, Finland, France, Germany, Japan, Netherlands, Spain, Sweden, Switzerland, United Kingdom, and United States.

The TRSAWL Index is co-sponsored by the Sub-Adviser to the Fund and by Thomson Reuters (Markets) LLC (the “Index Provider”), an organization that is independent of the Fund, the Adviser and the Sub-Adviser. The Sub-Adviser determines the composition and relative weightings of the securities in the TRSAWL Index and the Index Provider publishes information regarding the market value of the Index.

The Fund uses a “passive” or indexing approach to attempt to approximate the investment performance of the TRSAWL Index by investing in a portfolio of securities that generally replicates the TRSAWL Index. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund may concentrate its investments in a particular country, region, industry or group of industries to the extent that the TRSAWL Index concentrates in a country, region, industry or group of industries.

PRINCIPAL AND OTHER INVESTMENT RISKS

As with all funds, there is the risk that you could lose money through your investment in the Fund. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. Neither the Adviser nor the Sub-Adviser can guarantee that the Fund will achieve its objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance. It is important that investors closely review and understand these risks before making an investment in the Fund. Additional information regarding the principal and certain other risks of investing in the Fund is provided below. The Fund’s Statement of Additional Information (“SAI”), which is incorporated by reference into this Prospectus, includes more information about the Fund and its investments and risks. The risks described in this Prospectus (and in the SAI) are not intended to include every potential risk of investing in the Fund. The Fund could be subject to additional risks because the types of investments it makes may change over time.

Authorized Participant Concentration Risk: To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (NAV) and may face delisting.

Calculation Methodology Risk: The TRSAWL Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor Thomson Reuters can offer assurances that the TRSAWL Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the TRSAWL Index.

Currency Risk: The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency risk may be particularly high to the extent that the Fund invests in foreign (non-U.S.) currencies or engages in foreign currency transactions that are economically tied to emerging market countries .

Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Adviser, the Sub-Adviser, administrator, custodian, transfer agent, distributor, and other service providers and financial intermediaries (collectively “Service Providers”) to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund, or its Service Providers may adversely impact the Fund or its shareholders. Because information technology (“IT”) systems and digital data underlie most of the Fund’s operations, the Fund and its Service Providers are exposed to the risk that their operations and data

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may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”). This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Fund or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. Events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks. See “Cybersecurity” below for additional risks related to potential cybersecurity breaches.

Equity Risk: Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

ETF Structure Risks: The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Not Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

○	Trading Issues: Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying shares on the secondary market, and you may receive less than NAV when you sell those shares . This means that shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares . In times of market stress, such as what was experienced in 2020 with the COVID-19 pandemic, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value. The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Fluctuation of Net Asset Value Risk: The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time.

Foreign (Non-U.S.) Investment Risk: Foreign securities include direct investments in non-U.S. dollar-denominated securities traded primarily outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are receipts that are traded in the United States, and entitle the holder to all dividend and capital gain distributions that are paid out on the underlying foreign shares. EDRs and GDRs are receipts that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and generally are denominated in a foreign currency. Foreign government obligations may include debt obligations of supranational entities, including international organizations (such as The International Bank for Reconstruction and Development, also known as the World Bank) and international banking institutions and related government agencies.

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Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less stringent foreign securities regulations and less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political, financial, social and economic events (including, for example, military confrontations, war and terrorism) or diplomatic developments. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals may adversely affect the Fund’s foreign holdings or exposures.

Foreign securities involve special risks and costs, which are considered by the Adviser or the Sub-Adviser in evaluating the creditworthiness of issuers and making investment decisions for the Fund. Foreign securities fluctuate in price because of political, financial, social and economic events in foreign countries (including, for example, military confrontations, war and terrorism). A foreign security could also lose value because of more or less stringent foreign securities regulations and less stringent accounting and disclosure standards. In addition, foreign markets may have greater volatility than domestic markets and foreign securities may be less liquid and harder to value than domestic securities.

Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their obligations. The performance of investments in securities denominated in a foreign currency also will depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which otherwise could affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline.

Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also may involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, trade restrictions (including tariffs) or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements.

While the Fund’s investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Fund are valued in U.S. dollars. Price fluctuations may occur in the dollar value of foreign securities because of changing currency exchange rates or, in the case of hedged positions, because the U.S. dollar declines in value relative to the currency hedged. Currency exchange rates may fluctuate significantly over short periods of time causing the Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that the Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The net currency positions of the Fund may expose it to risks independent of its securities positions.

The Fund may operate in euros and/or may hold euros and/or euro-denominated bonds and other obligations. The euro requires participation of multiple sovereign states forming the Euro zone and is therefore sensitive to the credit and general economic and political positions of each such state, including, each state’s actual and intended ongoing engagement with and/or support for the other sovereign states then forming the European Union (“EU”), in particular those within the Euro zone. Changes in these factors might materially and adversely impact the value of securities in which the Fund has invested.

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The United Kingdom (the “UK”) withdrew from the EU on January 31, 2020 (“Brexit”). There is significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. In addition, it is possible that measures could be taken to revote the issue of the withdrawal, or that regions of the UK could seek to separate and remain a part of the EU. As a result of the scheduled withdrawal, the Fund may be exposed to volatile trading markets and significant and unpredictable currency fluctuations over a short period of time, and potentially lower economic growth in the UK, Europe and globally. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by these actions. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact the Fund’s investments in securities issued by companies located in EU countries. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. Recent and upcoming European elections could, depending on the outcomes, further call into question the future direction of the EU. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. The impact of these actions, especially if they occur in a disorderly fashion, is not clear, but could be significant and far-reaching. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Gap Risk: The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. The difference between the two prices is the gap. Trading halts may lead to gap risk.

Geographic and Sector Risk: The risk that if the Fund (invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crisis affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the TRSAWL Index. Therefore, the Sub-Adviser would not necessarily sell a security unless that security is removed from the TRSAWL Index, even if that security generally is underperforming or the security’s issuer was in financial trouble, and the Fund will be negatively affected by general declines in the securities and asset classes represented in the TRSAWL Index. The Fund does not take defensive positions in declining markets. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the TRSAWL Index. The Index Provider relies on third party data it believes to be reliable in constructing the TRSAWL Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the TRSAWL Index.

Index Tracking Error Risk: As with all index funds, the performance of the Fund and the TRSAWL Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the TRSAWL Index. In addition, the Fund may not be fully invested in the securities of the TRSAWL Index at all times , may deviate from the relative weightings of the TRSAWL Index or may hold securities not included in the Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Industry Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investment more than the market as a whole, to the extent that the Fund’s investments are concentrated in securities of a particular industry, group of industries or sector.

Management Risk: The Fund’s investment strategies may not result in an increase in the value of your investment in the Fund or in overall performance equal to other similar investment vehicles having similar investment strategies to those of the Fund. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular

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securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results. Management risk includes the risk that the quantitative model used by the Fund’s investment sub-adviser may not perform as expected, particularly in volatile markets.

Market Capitalization Risk: The Fund’s anticipated weighting towards larger-sized companies subjects the Fund to the risk that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Medium–sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Market Events Risk: There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions are an inevitable part of investing in capital markets and may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve may reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Market Risk: Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Different sectors of the market and different security types may react differently to such developments. Changes in value may be temporary or may last for extended periods. The Fund may experience a substantial or complete loss on any individual security. Even when securities markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war,

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terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Portfolio Turnover Risk: The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover rates will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund. The Adviser and its affiliates do not derive any benefits from such brokerage fees or commissions with respect to the Fund.

Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

PORTFOLIO HOLDINGS DISCLOSURE: A description of the Fund’s policies and procedures regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information (“SAI ”).

CYBERSECURITY: The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. The Fund , the Adviser and the Sub-Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party Service Providers.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its NAV; impediments to trading; the inability of the Fund, the adviser, and other service providers to transact business; prevention of Fund investors from purchasing, redeeming or exchanging shares or receiving distributions; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

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MANAGEMENT

INVESTMENT ADVISER: Regents Park Funds, LLC, located at 4041 MacArthur Blvd., Suite 155, Newport Beach, CA 92660, serves as the Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. As of October 31, 2020 , had approximately $ 226 million in assets under management.

Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the Fund’s investments, executing transactions and providing related administrative services and facilities under an Investment Advisory Agreement between the Fund and the Adviser.

The management fee set forth in the Investment Advisory Agreement is 0.47% annually, to be paid on a monthly basis.
In addition to investment advisory fees, the Fund pays other expenses including costs incurred in connection with the maintenance of securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholders meetings. For the fiscal period October 31, 2020 , the aggregate fee paid to the Adviser was 0.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, through February 28, 2022 , to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0. 6 7% of the Fund’s average daily net assets; subject to possible recoupment from the Fund in future years within the three years after the fees have been waived or reimbursed if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation in effect at the time the reimbursement is made. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement and sub-advisory agreement is available in the Fund’s semi-annual report to shareholders dated April 30, 2020 .

INVESTMENT SUB-ADVISER

Affinity Investment Advisors, LLC (“Affinity”), 4041 MacArthur Blvd., Suite 150, Newport Beach, CA 92660 serves as Sub-Adviser to the Fund. The Sub-Adviser was formed in 1992 and currently manages assets for a variety of institutional clients and high net worth individuals. As of December 31, 2020 , it had approximately $ 1,066 million in assets under management. The Sub-Adviser is paid by the Adviser, not the Fund and the Adviser and Affinity have agreed that Affinity will reimburse all Fund expenses directly.

Affinity is the co-sponsor of the TRSAWL Index and serves as the investment sub-adviser of the Fund. Affinity has adopted policies and procedures designed to minimize or eliminate potential conflicts of interest; prevent certain persons from having any advantage over other market participants with respect to prior knowledge of companies that may be added to, or deleted from, an Affinity index or from the portfolios of any fund that tracks an Affinity index; and prevent the dissemination or use of non-public information about pending changes to index constituents or methodology.

PORTFOLIO MANAGER

Gregory R. Lai, CFA

Mr. Lai has been a Principal and Lead Portfolio Manager for Affinity since 1992 and has 28 years of investment experience. He developed the firm’s quantitative stock selection, risk management, and portfolio construction models. Previous work experience includes Senior Portfolio Manager and Managing Director at Morgan Stanley Investment Management, Van Kampen and Invesco, Ltd., as well as Quantitative Specialist and co-portfolio manager at Pacific Investment Management Company (PIMCO). Mr. Lai earned his M.B.A from the Paul Merage School at the University of California, Irvine, and a B.S. in Chemistry from UCLA. He holds the Chartered Financial Analyst designation.

The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

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DETERMINATION OF NET ASSET VALUE

The net asset value (“NAV”) of the Fund’s shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open. NAV is computed by determining the aggregate market value of all assets of the F und, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily.

Generally, the Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and considers the determinations reached by the fair value committee in ratifying the fair value committee’s application of the fair valuation methodologies employed.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund’s portfolio securities may change on days when APs may not be able to purchase or redeem Fund shares.

In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

16

Premium/Discount Information

Most investors will buy and sell shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s shares will trade at market prices. The market price of shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of the Fund.

Information regarding the intraday value of shares of the Fund, also known as the “indicative optimized portfolio value” (“IOPV”), may (but is not required to) be disseminated every 15 seconds throughout each trading day by the securities exchange on which the Fund ’s shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the Fund’s securities, including cash required to be deposited in exchange for a Creation Unit. The IOPV is generally determined by using both current market quotations and price quotations obtained from broker-dealers and other market intermediaries that may trade in the Fund’s portfolio securities. The IOPV may not reflect the exact composition of the Fund’s current portfolio of securities at a particular point in time or the best possible valuation of the Fund’s current portfolio. As a result, the IOPV should not be confused with the NAV, which is computed only once a day. Information regarding how often the shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at RegentsParkFunds.com.

HOW TO BUY AND SELL SHARES

Shares of the Fund are listed for trading on the Exchange under the symbol WLDR. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized participants (“APs”) may acquire shares directly from the Fund, and APs may tender their shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 50,000 shares. Purchases and redemptions directly from the Fund must follow the Fund’s procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of shares of the Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the shares, and the Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

17

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Fund’s shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Fund’s shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s shares.

DISTRIBUTION AND SERVICE PLAN

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Additional Compensation to Financial Intermediaries: Northern Lights Distributors, LLC, the Fund’s distributor, its affiliates, and the Fund’s Adviser or Sub-Adviser or their affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund, including affiliates of the Adviser or Sub-Adviser. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to any Rule 12b-1 fees that the Fund could charge pursuant to a Rule 12b-1 plan and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Fund’s shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV.

In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

18

Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	The Fund makes distributions,

●	You sell your shares listed on the Exchange, and

●	You purchase or redeem Creation Units.

19

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid quarterly by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain -- a maximum of 20%. In addition, a 3.8% Medicare tax may also apply. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of (and in reduction of) your basis in the shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund is required to withhold 24% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component (as defined in the SAI) it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

20

FUND SERVICE PROVIDERS

Gemini Fund Services, LLC is the Fund’s administrator and fund accountant. It has its principal office at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. It is an affiliate of the Distributor.

Brown Brothers Harriman & Co. (“BBH”), 50 Post Office Square, Boston, MA 02110, is the Fund’s custodian and transfer agent.

Northern Lights Distributors, LLC (the “Distributor”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, is the distributor for the shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Blank Rome, LLP, 1271 Avenue of the Americas, New York, NY 10020, serves as legal counsel to the Trust.

RSM US LLP, 555 17th Street, Suite 1200, Denver, CO 80202, serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund and providing other audit, tax and related services for the Fund.

OTHER INFORMATION

Investment by Other Investment Companies

The SEC has granted an exemptive order to the Adviser permitting, among other relief, registered investment companies and unit investment trusts that enter into an agreement with respect to certain investment companies that the Adviser or an affiliate advises (“Investing Funds”) to invest in such investment companies beyond the limits set forth in Section 12(d)(1) of the 1940 Act, subject to certain terms and conditions. This aspect of the exemptive order is not applicable to the Fund. Accordingly, Investing Funds must adhere to the limits set forth in Section 12(d)(1) of the 1940 Act when investing in the Fund.

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Householding: To reduce expenses, the Fund mails only one copy of the prospectus and each annual and semi-annual report (or, if applicable, each notice of electronic accessibility thereof) to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-866-866-4848 on days the Fund is open for business or contact your financial institution.

The Fund will begin sending you individual copies thirty days after receiving your request.

21

Index, Index Provider, and Calculation Agent

The TRSAWL Index is created and co-sponsored by an affiliated person of the Fund. The TRSAWL Index was developed by Affinity, which also serves as Sub-Adviser to the Fund. Affinity has entered into a Client Contracting Agreement with Thomson Reuters (Markets) LLC (the “Index Provider”) to maintain, calculate and distribute information about the market value of the Index. Thomson Reuters serves as the Index administrator and is responsible for Index governance. The Index is governed by a published methodology. Changes to the methodology will be publicly disclosed prior to implementation. The Fund is entitled to use the Index pursuant to a sublicensing arrangement with Regents Park, the Adviser to the Fund, which in turn has a licensing agreement with Affinity.

Index Disclaimers

Neither Regents Park Funds, LLC, Affinity Investment Advisors, LLC, nor Thomson Reuters (Markets) LLC guarantee the accuracy and/or the completeness of the Index or any data included therein, and neither Regents Park Funds, LLC, Affinity Investment Advisors, LLC, nor Thomson Reuters (Markets) LLC shall have any liability for any errors, omissions or interruptions therein. Neither Regents Park Funds, LLC, Affinity Investment Advisors, LLC, nor Thomson Reuters (Markets) LLC make any warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Index, trading based on the Index, or any data included therein, either in connection with the Fund or for any other use. Neither Regents Park Funds, LLC, Affinity Investment Advisors, LLC, nor Thomson Reuters (Markets) LLC makes any express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall either Regents Park Funds, LLC, Affinity Investment Advisors, LLC, or Thomson Reuters (Markets) LLC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

The Fund, the Adviser and the Sub-Adviser make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular or the ability of the Index to track general stock market performance. Affinity Investment Advisors, LLC has no obligation to take the needs of the Trust, the Fund or the owners of the Fund into consideration in determining, composing or calculating the Index.

The Index is the property of Affinity Investment Advisors, LLC, which has contracted with the Index Provider to calculate and maintain the Index. Thomson Reuters (Markets) LLC will not be liable for any errors or omissions in calculating the Index. The Fund is not sponsored, endorsed, sold or promoted by Thomson Reuters (Markets) LLC. Thomson Reuters (Markets) LLC does not make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. Thomson Reuters (Markets) LLC’s only relationship to Regents Park Funds, LLC and Affinity Investment Advisors, LLC with respect to the Index is the licensing of certain trademarks, service marks and trade names of Thomson Reuters (Markets) LLC, and the provision of the calculation services related to the Index. Thomson Reuters (Markets) LLC is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund may converted into cash or other redemption mechanics. Thomson Reuters (Markets) LLC has no obligation or liability in connection with the administration, marketing or trading of the Fund. Thomson Reuters (Markets) LLC is not an investment adviser. Inclusion of a security within the Index is not a recommendation by Thomson Reuters (Markets) LLC to buy, sell, or hold such security, nor is it investment advice. THOMSON REUTERS (MARKETS) LLC DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. THOMSON REUTERS (MARKETS) LLC SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. THOMSON REUTERS (MARKETS) LLC MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY AFFINITY INVESTMENT ADVISORS, LLC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL THOMSON REUTERS (MARKETS) LLC BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME, OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.

The Thomson Reuters Kinesis Logo and “Thomson Reuters” are registered trademarks of Thomson Reuters Corporation or its affiliates.

22

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment if all dividends and distributions). This information for the Fund has been derived from the financial statements audited by RSM US LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s October 31, 2020 annual report, which is available upon request and is incorporated by reference in the SAI.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	For the	For the		For the
	Year Ended	Year Ended		Period Ended
	October 31,2020	October 31,2019		October 31, 2018 (a)

Net asset value, beginning of period	$22.88	$22.38		$25.00
Activity from investment operations:
Net investment income (h)	0.52	0.58		0.47
Net realized and unrealized gain (loss) on investments (k)	(3.39)	0.44		(2.74)
Total gain (loss) from investment operations	(2.87)	1.02		(2.27)
Less distributions from:
Net investment income	(0.53)	(0.52)		(0.35)
Total distributions	(0.53)	(0.52)		(0.35)
Net asset value, end of period	$19.48	$22.88		$22.38
Market price, end of period	$19.62	$22.81		$22.52
Total return (b,c)	(12.75)%	4.73	% (j)	(9.92	)% (d,e)
Market price total return	(11.86)%	3.78%		(10.43	)% (d,e)
Net assets, end of period (000s)	$15,581	$5,719		$5,595
Ratio of gross expenses to average net assets (i)(l)	2.90%	4.29%		4.66	% (f)
Ratio of net expenses to average net assets (l)(m)	0.47%	0.47%		0.47	% (f)
Ratio of net investment income to average net assets (g)(l)	2.52%	2.65%		2.47	% (f)
Portfolio Turnover Rate (n)	134%	116%		135	% (d)

(a)	The Affinity World Leaders Equity ETF commenced operations on January 16, 2018.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had the Adviser not waived or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not annualized.

(e)	Represents total return based on net asset values per share from commencement of investment operations on January 16, 2018 through October 31, 2018. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS on January 16, 2018 through October 31, 2018 was (9.92)%.

(f)	Annualized.

(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(i)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(j)	During the year ended October 31, 2019, 0.17% of the fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.56%.

(k)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statement of Operations due to the share transactions for the period.

(l)	Does not include the expenses of other investments companies in which the Fund Invests.

(m)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(n)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

23

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1- 631-490-4300

24

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

25

Affinity World Leaders Equity ETF

Adviser	Regents Park Funds, LLC 4041 MacArthur Blvd., Suite 155 Newport Beach, CA 92660	Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022
Sub-Adviser	Affinity Investment Advisors, LLC 4041 MacArthur Blvd., Suite 150 Newport Beach, CA 92660	Legal Counsel	Blank Rome LLP 1271 Avenue of the Americas New York, NY 10020
Custodian & Transfer Agent	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110	Independent Registered Public Accounting Firm	RSM US LLP 555 17th Street, Suite 1200 Denver, CO 8020280202
Administrator	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022

Additional information about the Fund is included in the Fund’s SAI dated February 28, 2021 and annual and semi-annual reports to shareholders. The SAI and the financial statements included in the Fund’s most recent annual report to shareholders for the fiscal period ended October 31, 2020 , including the notes thereto and report of the independent registered public accounting firm thereon, are incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments will also be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To obtain a free copy of the SAI and the annual and semi-annual reports , or other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-866-866-4848. The Fund does not have a website; however information relating to the Fund can be found on the website at RegentsParkFunds.com. You may also write to:

Affinity World Leaders Equity ETF
c/o Gemini Fund Services, LLC
P.O. Box 541150
Omaha, NE 68154

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-22718

Affinity World Leaders Equity ETF

WLDR

a series of Two Roads Shared Trust

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2021

Listed and traded on:

Cboe BZX Exchange, Inc.

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus of the Affinity World Leaders Equity ETF (the “Fund”) dated March 1, 2021 . The Fund’s Prospectus is hereby incorporate d by reference, which means it is legally part of this document. You can obtain copies of the Fund’s Prospectus, annual or semiannual reports without charge by contacting the Fund’s Distributor, Northern Lights Distributors, LLC, 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022-3474 or by calling 1-866-866-4848. The financial statements of the Fund included in the Annual Report, including the notes thereto and the report of the independent registered public accounting firm thereon, are incorporated by reference into this SAI. You may also obtain a Prospectus by visiting the website at www .RegentsParkFunds.com.

TABLE OF CONTENTS

THE FUND	1
TYPES OF INVESTMENTS , STRATEGIES AND RELATED RISKS	1
INVESTMENT RESTRICTIONS	17
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS	18
MANAGEMENT	19
CONTROL PERSONS AND PRINCIPAL HOLDERS	24
INVESTMENT ADVISER	24
THE DISTRIBUTOR	27
PORTFOLIO MANAGER	28
ALLOCATION OF PORTFOLIO BROKERAGE	29
PORTFOLIO TURNOVER	29
OTHER SERVICE PROVIDERS	30
DESCRIPTION OF SHARES	31
ANTI-MONEY LAUNDERING PROGRAM	32
PURCHASE, REDEMPTION AND PRICING OF SHARES	32
TAX STATUS	57
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	62
LEGAL COUNSEL	62
FINANCIAL STATEMENTS	62
APPENDIX A – PROXY VOTING POLICIES AND PROCEDURES	63

THE FUND

The Fund is a diversified series of Two Roads Shared Trust, a Delaware statutory trust organized on June 8, 2012 (the “Trust”). The Trust is registered as an open-end management investment company , currently consisting of twenty-three separate active portfolios. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”).

The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by such Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund’s investment objective, restrictions and policies are more fully described here and in the Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time.

The Fund will issue and redeem Shares at net asset value (“NAV”) only in aggregations of 50,000 Shares (a “Creation Unit”). The Fund will issue and redeem Creation Units principally in exchange for an in-kind deposit of a basket of designated securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. The Fund is list ed on CBOE BZX Exchange, Inc. (the “Exchange”). Shares will trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

The Fund reserves the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 115% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See PURCHASE, REDEMPTION AND PRICING OF SHARES below.

Exchange Listing and Trading

In order to provide additional information regarding the indicative value of Shares of the Fund, the Exchange or a market data vendor will disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated “intraday indicative value” (“IIV”) for the Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIV and makes no representation or warranty as to the accuracy of the IIV.

TYPES OF INVESTMENTS , STRATEGIES AND RELATED RISKS

The investment objective of the Fund and the description of the Fund’s principal investment strategies are set forth under “Investment Objective” and Principal Investment Strategies” in the Prospectus. The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Fund .

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and depositary receipts of the Fund’s underlying index. The Fund will provide its shareholders with at least 60 days’ prior written notice of any change in such policy. For these purposes, “net assets” is measured at the time of purchase.

The following pages contain more detailed information about the types of instruments in which the Fund may invest directly or indirectly as a principal or non-principal investment strategy. These instruments include other strategies that Regents Park Funds, LLC (the “Adviser”) or Affinity Investment Advisors, LLC (the “Sub-Adviser”) employ in pursuit of the Fund’s investment objective and a summary of related risks.

Securities of Other Investment Companies

Investments in ETFs and mutual funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in such funds. Due to legal limitations, the Fund will be prevented from: 1) purchasing more than 3% of an investment company’s (including ETFs) outstanding shares; 2) investing more than 5% of the Fund’s assets in any single such investment company, and 3) investing more than 10% of the Fund’s assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has complied with the conditions and requirements of rules regarding such purchases recently enacted by the Securities and Exchange Commission (“SEC”) or (ii) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the SEC, however such exemptive relief may not be relied on after January 19, 2022. have taken the, however such exemptive relief may not be relied on after January 19, 2022. In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority (“FINRA”) for funds of funds. In addition to ETFs, the Fund may invest in other investment companies such as open-end mutual funds or exchange-traded funds, within the limitations described above. Each investment company is subject to specific risks, depending on the nature of the Fund. ETFs and mutual funds may employ leverage, which magnifies the changes in the underlying stock or other index upon which they are based.

Open-End Investment Companies

Pursuant to recently enacted SEC rules, t he Fund and any “affiliated persons,” as defined by the 1940 Act, must comply with certain conditions in order to purchase more than 3% in the aggregate of the total outstanding securities of any underlying fund , however, if the underlying investment company and/or the Fund has received an order for exemptive relief from the SEC in connection with such purchases, the Fund may rely on such relief to make such purchases until January 19, 2022, so long the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, when affiliated persons hold shares of any of the underlying fund, the Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an underlying fund whose shares are purchased by the Fund will not be obligated to redeem shares held by the Fund in an amount exceeding 1% of the underlying fund’s outstanding securities during any period of less than 30 days. Shares held by the Fund in excess of 1% of an underlying fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund’s total assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying fund(s) are made independently of the Fund and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds

ETFs are generally passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and typically provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”). ETFs typically have two markets. The primary market is where institutions swap “creation units” in block-multiples of, for example, 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (“NAV”) is calculated. ETFs share many similar risks with open-end and closed-end funds.

ETFs are shares issued by investment companies that are traded like traditional equity securities on a national stock exchange or the National Association of Securities Dealers Automated Quotations System (“NASDAQ”) National Market System. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional open-end mutual funds: (i) the market price of the ETF’s shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

ETF shares are not individually redeemable from the ETF, except upon termination of the ETF. To redeem from the ETF, an investor must accumulate enough ETF shares to reconstitute a creation unit. Upon redemption of a creation unit, an investor will receive securities underlying the ETF and cash identical to the portfolio deposit required of an investor wishing to purchase a creation unit that day. The Fund may sell ETF shares through a broker dealer.

The price of an ETF’s shares is derived from and based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for ETFs generally is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on ETFs.

Foreign (Non-U.S.) Investments – General

Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States on foreign exchanges or foreign over-the-counter markets and in investments denominated in foreign currencies. Market risk involves the possibility that security prices will decline over short or even extended periods. The markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of the Fund to the extent that it invests in foreign securities. The holdings of the Fund, to the extent that it invests in fixed-income securities, will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer’s credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interest rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.

There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the United States. Additionally, many countries throughout the world are dependent on a healthy U.S. economy and are adversely affected when the U.S. economy weakens or its markets decline. For example, the decline in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world.

European countries can be affected by the significant fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Europe’s economies are diverse, its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries, including Greece, Ireland, Italy, Spain and Portugal, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the EMU. These requirements can severely limit the ability of EMU member countries to implement monetary policy to address regional economic conditions.

The United Kingdom (the “UK”) withdrew from the EU on January 31, 2020. It is unclear what the potential consequences may be. In addition, it is possible that measures could be taken to revote the issue of the withdrawal, or that regions of the UK could seek to separate and remain a part of the EU. As a result of the scheduled withdrawal, the Fund may be exposed to volatile trading markets and significant and unpredictable currency fluctuations over a short period of time, and potentially lower economic growth in the UK, Europe and globally. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by these actions. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively impact the Fund’s investments in securities issued by companies located in EU countries. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the European Union, and/or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

To the extent consistent with its investment objectives and strategies, the Fund may invest in foreign debt, including the securities of foreign governments. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by U.S. entities or citizens.

Although the Fund may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, the Fund’s NAV to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. To the extent that the Fund’s total assets, adjusted to reflect the Fund’s net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Dividends and interest payable on the Fund’s foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders.

The Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the United States and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

The Fund also is subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency. In addition, the use of forward currency exchange contracts with other instruments may expose them to risks independent of their securities positions. Although the net long and short foreign currency exposure of the Fund will not exceed its total asset values, to the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions.

The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies, as permitted under the 1940 Act (“foreign sub-custodians”). Settlement practices for foreign securities may differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to deliver payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the

Fund remain uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result in missed attractive investment opportunities, losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, possible liability to the purchaser. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.

Share blocking refers to a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders takes place. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country.

The Fund may invest a significant percentage of its assets in the securities of issuers located in geographic regions with securities markets that are highly developed, liquid and subject to extensive regulation, including Japan. Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies and it has experienced lengthy periods of recession and deterioration of its competitiveness. Although Japan has attempted to reform its political process and deregulate its economy to address the situation, there is no guarantee that these efforts will succeed.

Japan’s economy is heavily dependent upon international trade, and is especially sensitive to trade barriers and disputes. Domestic or foreign trade sanctions or other protectionist measures may also adversely impact Japan’s economy. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. Japan also remains heavily dependent on oil imports, and a substantial rise in commodity prices, or a fall-off in Japan’s manufactured exports, may affect Japan’s economy adversely. Additionally, slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy.

Furthermore, Japan has an aging workforce. It is a labor market undergoing fundamental structural changes, as traditional lifetime employment clashes with the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.

The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the economy. The Japanese yen may also be affected by currency volatility elsewhere in Asia, particularly Southeast Asia. The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights also are not always enforced.

Japan has had territorial disputes and/or defense issues with China, North Korea, South Korea and Russia, among others. In the past several years, Japan’s relationship with North Korea has been especially strained because of increased nuclear and military activity by North Korea. Japan’s disputes with neighboring countries have the potential to cause uncertainty in the Japanese markets and affect the overall Japanese economy in times of crisis.

Japan is located in a part of the world that has historically been prone to natural disasters such as earthquakes, volcanoes and tsunamis and is economically sensitive to environmental events. Any such event could result in a significant adverse impact on the Japanese economy.

Foreign (Non-U.S.) Investments – Emerging Markets

The Fund, to the extent permitted by its investment objectives and strategies, may also invest in countries with emerging economies or securities markets. Emerging market countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries.

In general, the securities markets of emerging countries are less liquid, subject to greater price volatility and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Certain emerging market countries may have antiquated legal systems, which may adversely impact the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders in U.S. corporations. In addition, the systems of corporate governance to which issuers in certain emerging countries are subject may be less advanced than the systems to which issuers located in more developed countries are subject, and therefore, shareholders of such issuers may not receive many of the protections available to shareholders of issuers located in more developed countries.

Because of the recent formation of the Russian securities markets, the underdeveloped state of Russia’s banking and telecommunication system and the legal and regulatory framework in Russia, settlement, clearing and registration of securities transactions are subject to additional risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out either by the issuers themselves or by registrars located throughout Russia. These registrars may not have been subject to effective state supervision or licensed with any governmental entity. In 2013, Russia established the National Settlement Depository (“NSD”) as a recognized central securities depository, and title to Russian equities is now based on the records of the NSD and not on the records of local registrars. The implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities; however, loss may still occur. Additionally, issuers and registrars remain prominent in the validation and approval of documentation requirements for corporate action processing in Russia, and there remain inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss. In addition, Russia also may attempt to assert its influence in the region through economic or even military measures, as it did with Georgia in the summer of 2008 and the Ukraine in 2014. Such measures may have an adverse effect on the Russian economy, which may, in turn negatively impact the Fund.

The United States, the EU and other countries have imposed economic sanctions on certain Russian individuals and Russian corporations. Additional broader sanctions may be imposed in the future. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities.

The sanctions against certain Russian issuers include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the Fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of the Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. If it becomes impracticable or unlawful for the Fund to hold securities subject to, or otherwise affected by, sanctions (collectively, “affected securities”), or if deemed appropriate by the Fund’s investment adviser, the Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase the Fund’s transaction costs.

Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by the Fund. In the event of such a freeze of any Fund assets, including depositary receipts, the Fund may need to liquidate non-restricted assets in order to satisfy any Fund redemption orders. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities.

Transaction costs, including brokerage commissions or dealer mark-ups, in emerging countries may be higher than in developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in emerging countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

Certain emerging countries may restrict or control foreign investments in their securities markets. These restrictions may limit the Fund’s investment in those countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from emerging countries may be subject to restrictions which require governmental consents or prohibit repatriation entirely for a period of time. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Fund. Custodial and/or settlement systems in emerging countries may not be fully developed. To the extent the Fund invests in emerging countries, Fund assets that are traded in such markets and which have been entrusted to sub-custodians in these markets may be exposed to risks for which the sub-custodian will have no liability.

Emerging countries may be subject to a substantially greater degree of economic, political and social instability and disruption than more developed countries. This instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means; (ii) social unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; (v) ethnic, religious and racial disaffection or conflict; and (vi) the absence of developed legal structures governing foreign private investments and private property. Such economic, political and social instability could disrupt the principal financial markets in which the Fund may invest and adversely affect the value of the Fund’s assets. The Fund’s investments can also be adversely affected by any increase in taxes or by political, economic or diplomatic developments.

The Fund may invest in former “east bloc” countries in Eastern Europe. Most Eastern European countries had a centrally planned, socialist economy for a substantial period of time. The governments of many Eastern European countries have more recently been implementing reforms directed at political and economic liberalization, including efforts to decentralize the economic decision-making process and move towards a market economy. However, business entities in many Eastern European countries do not have an extended history of operating in a market-oriented economy, and the ultimate impact of Eastern European countries’ attempts to move toward more market-oriented economies is currently unclear. In addition, any change in the leadership or policies of Eastern European countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

Investment exposure to China subjects the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. The Chinese government has undertaken reform of economic and market practices and expansion of the sphere for private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

A significant portion of the Fund may also be invested in issuers located in Central and South American countries. Securities markets in Central and South American countries may experience greater volatility than in other emerging countries. In addition, a number of Central and South American countries are among the largest emerging country debtors. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Many of the currencies of Central and South American countries have experienced steady devaluation relative to the U.S. dollar, and major devaluations have historically occurred in certain countries. Any devaluations in the currencies in which the Fund’s portfolio securities are denominated may have a detrimental impact on the Fund. There is also a risk that certain Central and South American countries may restrict the free conversion of their currencies into other currencies. Some Central and South American countries may have managed currencies that are not free floating against the U.S. Dollar. This type of system can lead to sudden and large adjustments in the currency that, in turn, can have a disruptive and negative effect on foreign investors. Certain Central and South American currencies may not be internationally traded and it would be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies.

The emergence of the Central and South American economies and securities markets will require continued economic and fiscal discipline that has been lacking at times in the past, as well as stable political and social conditions. Governments of many Central and South American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. The political history of certain Central and South American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres and political corruption. Such developments, if they were to recur, could reverse favorable trends toward market and economic reform, privatization and removal of trade barriers.

International economic conditions, particularly those in the United States, as well as world prices for oil and other commodities may also influence the recovery of the Central and South American economies. Because commodities such as oil, gas, minerals and metals represent a significant percentage of the region’s exports, the economies of Central and South American countries are particularly sensitive to fluctuations in commodity prices. As a result, the economies in many of these countries can experience significant volatility.

Certain Central and South American countries have entered into regional trade agreements that would, among other things, reduce barriers among countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be implemented, will be implemented but not completed or will be completed but then partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including share appreciation or depreciation of participant’s national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Central and South American markets, an undermining of Central and South American economic stability, the collapse or slowdown of the drive toward Central and South American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in Central and South America generally or in specific countries participating in such trade agreements.

The economies of emerging countries may suffer from unfavorable growth of gross domestic product, rates of inflation and hyperinflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports.

Risks related to currencies and corporate actions are also greater in emerging countries than in developed countries. For example, some emerging countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain emerging countries may experience sudden and large adjustments in their currency, which can have a disruptive and adverse effect on foreign investors. Some emerging countries have a higher risk of currency devaluations, and some of these countries may experience sustained periods of high inflation or rapid changes in inflation rates which can have negative effects on a country’s economy and securities markets. Some emerging countries may impose restrictions on the free conversion of their currencies into foreign currencies, including the U.S. dollar. Corporate action procedures in emerging countries may be less reliable and have limited or no involvement by the depositories and central banks. Lack of standard practices and payment systems can lead to significant delays in payment.

Equity Securities

Equity securities include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The Fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants

Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

Sponsored and unsponsored American Depositary Receipts (“ADRs”), are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Certificates of Deposit and Bankers’ Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Information on Time Deposits and Variable Rate Notes

Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The commercial paper obligations are typically unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund and the issuer. It permits daily changes in the amounts invested. The Fund, typically, has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct investment arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer (redeemed) on demand within seven days.

Insured Bank Obligations

The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”), currently up to $250,000. The Fund may elect to purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

United States Government Agencies

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“Ginnie Mae”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Federal

National Mortgage Association (“Fannie Mae”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association).

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues PCs, which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Securities Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor’s 100®. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange , the American Stock Exchange, the Pacific Stock Exchange, the Philadelphia Stock Exchange and the NASDAQ PHLX.

The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options

There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser or the Sub-Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions

Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Fund’ custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Regulation as a Commodity Pool Operator

The Adviser , on behalf of the Fund, will file with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund’s operation. Accordingly, the Fund will not be subject to registration or regulation as a commodity pool operator.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment. It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser or Sub-Adviser to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Real Estate Investment Trusts

The Fund may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90 % of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code, or their failure to maintain an exemption from registration under the 1940 Act. In the event an investment fails to qualify as a REIT, the REIT will be subject to tax as a C corporation at U.S. federal income tax rates (currently, at a flat rate of 21%). The resulting corporate taxes could reduce the Fund’s net assets, the amount of income available for distribution and the amount of our distributions. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Recent Market Events.

The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

Stresses associated with the 2008 financial crisis in the United States and global economies peaked approximately a decade ago, but periods of unusually high volatility in the financial markets and restrictive credit conditions, sometimes limited to a particular sector or a geography, continue to recur. Some countries, including the United States, have adopted and/or are considering the adoption of more protectionist trade policies, a move away from the tighter financial industry regulations that followed the financial crisis, and/or substantially reducing corporate taxes. The exact shape of these policies is still being considered, but the equity and debt markets may react strongly to expectations of change, which could increase volatility, especially if the market’s expectations are not borne out. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, geopolitical and other risks, including environmental and public health, may add to instability in world economies and markets generally. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.. In addition, as a possible consequence of the measures taken in response to the spread of COVID-19 and the resulting market disruptions, volatility and liquidity concerns, the Fund may have difficulty in complying with the distribution requirements necessary for the Fund to maintain its status as a regulated investment company under the Internal Revenue Code.

Illiquid and Restricted Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is an investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions within 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include securities that are illiquid by virtue of the absence of a readily available market (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers) or legal or contractual restrictions on resale (e.g., because they have not been registered under the Securities Act). Illiquid investments include: repurchase agreements and time deposits with a notice or demand period of more than seven days; interest rate; currency, mortgage and credit default swaps; interest rate caps; floors and collars; municipal leases; certain restricted securities, such as those purchased in a private placement of securities, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid; and certain over-the-counter (“OTC”) options and cover for OTC options. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to the Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Foreign (non-U.S.) securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In October 2016, the SEC adopted a new liquidity risk management rule, Rule 22e-4 under the 1940 Act, requiring open-end funds, such as the Fund, to establish a liquidity risk management program and enhance disclosures regarding fund liquidity. As required by Rule 22e-4, the Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4. If the limitation on illiquid investments is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required, to the SEC. The rule may impact the Fund’s performance and ability to achieve its investment objective .

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.

Under the current guidelines of the staff of the SEC, illiquid securities are also considered to include, among other securities, purchased over-the-counter (“OTC”) options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws.

Under guidelines adopted by the Trust’s Board, the Fund’s Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations (“NRSROs”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Lending Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower. In addition, the Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting if the Adviser or Sub-Adviser does not recall or does not timely recall the loaned securities, or if the borrower fails to return the recalled securities in advance of the record date for the meeting.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers to which the Fund may lend securities and the Fund may lend securities to only one or a small group of borrowers.

The Index

Thomson Reuters StarMine Affinity World Leaders Index (the “TRSAWL Index” or the “Index”)

NUMBER OF COMPONENTS: Approximately 150 to 250

INDEX DESCRIPTION: The TRSAWL Index consists of equity securities issued and traded in the US as well as international countries. The TRSAWL Index is expected to consist of approximately 150 to 250 stocks in at least 3 countries, but may span more than 20 countries. Constituents of the TRSAWL Index are characterized by strong global footprint (measured by market capitalization), rank high on measures of earnings quality, demonstrate improving fundamentals (positive earnings revisions on earnings estimates, revenue estimates, price targets, and analyst recommendations), show stock price momentum, and are trade at relatively attractive valuations (based on a ranking from various trading multiples, which are, generally speaking, a ratio of the security’s market price to financial or accounting metrics such as earnings, book value, etc., as well as a dividend discount model, which attempts to determine the current or future value of a security based in part on its dividend payments).

The process of constructing the TRSAWL Index begins with sorting the companies in the Thomson Reuters Global Developed Index (excluding those in Greece and South Korea) (the “Benchmark Index”) by market capitalization. The next step involves selecting those companies that comprise the top 85% of cumulative market capitalization and splitting them into two regions: US and International. The final step involves scoring these securities on the above criteria within each region, and then narrowing this universe of companies to approximately 150 to 250 equity securities using the Sub-Adviser’s proprietary ranking system. The proprietary ranking system is known as the “Affinity Score” and is calculated by weighting the above criteria based on the Sub-Adviser’s assessment of the correlation between the score components and subsequent long-term stock performance. Stocks that rank in the top decile are candidates for purchase, while those that rank outside the top quartile are typically sold. A risk management overlay is then used to guide portfolio construction. The overlay calls for neutral business sector weights versus the Benchmark Index, approximately equal active weighting of each security within a business sector (active weight is the absolute percentage deviation of a security’s weight in the portfolio from its weight in the Benchmark Index), and limiting the deviation of the TRSAWL Index’s geographical distribution from that of the Benchmark Index.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund, which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

1.       Issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder;

2.       Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;

3.       Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities);

4.       Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);

5.       Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry or group of industries, except that the Fund will concentrate to approximately the same extent that the TRSAWL Index concentrates in the securities of a given industry or group of industries. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.);

6.       Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities; or

7.       Make loans to others, except that the Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and sub-participations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, (v) enter into transactions where each loan is represented by a note executed by the borrower, and (vi) make time deposits with financial institutions and invest in instruments issued by financial institutions. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to fundamental investment limitation 2 above, if the Fund’s asset coverage falls below 300%, the Fund will reduce borrowing within 3 days in order to ensure that the Fund has 300% asset coverage.

With respect to Fundamental Investment Restriction #5, if the Fund invests in one or more investment companies that concentrates its investments in a particular industry, the Fund will examine its other investment company holdings to ensure that the Fund is not indirectly concentrating its investments in a particular industry.

Although fundamental investment restriction #7 reserves for the Fund the ability to make loans, there is no present intent to loan money or portfolio securities and additional disclosure will be provided if such a strategy is implemented in the future.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Fund’s portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of the Fund’s shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Fund’s portfolio holdings are, or will be, disclosed on the Adviser’s website at www.RegentsParkFunds.com each day the Fund is open for business. The Fund’s portfolio holdings information will also generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized

Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day.

The Fund discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period. The Fund also discloses its portfolio holdings reports on Form N-CSR and Form N- PORT two months after the end of each quarter/semi-annual period.

The Fund may choose to make portfolio holdings available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently on a confidential basis.

Under limited circumstances, as described below, the Fund’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their posting on the Adviser’s website or their filing with the SEC on Form N-CSR or Form N- PORT. In each case, a determination has been made by the Trust’s Chief Compliance Officer that such advance disclosure is supported by a legitimate business purpose of the Fund and that the recipient is subject to a duty to keep the information confidential.

●	The Adviser and Sub-Adviser. Personnel of the Adviser and Sub-Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to portfolio holdings since that information is necessary in order for the Adviser to provide its management and administrative services to the Fund, and the Sub-Adviser to provide its investment services to the Fund. As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of the portfolio manager in the trading of such securities, Adviser and Sub-Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

●	Gemini Fund Services, LLC is the fund accountant, administrator and custody administrator for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

●	Brown Brothers Harriman & Co. is custodian for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

●	RSM US LLP is the Fund’s independent registered public accounting firm; therefore, its personnel have access to the Fund’s portfolio holdings in connection with auditing of the Fund’s annual financial statements and providing other audit, tax and related services for the Fund.

●	Blank Rome LLP is counsel to the Fund; therefore, its personnel have access to the Fund’s portfolio holdings in connection with review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients. The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities at any time or to any persons other than those described above. In such cases, the recipient must have a legitimate business need for the information in connection with the operation or administration of the Fund, as determined by the Trust’s Chief Compliance Officer, and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Adviser , the Sub-Adviser or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures. The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (collectively, the “Governing Documents”), which have been filed with the SEC and are available upon request. The Board consists of four individuals, all of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser and the Sub-Adviser (“Independent Trustees”). Pursuant to the Governing

Documents of the Trust, the Trustees shall elect officers including, but not limited to, a President, a Secretary, a Treasurer, and a Chief Compliance Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure. The Board is led by Mark Gersten, who has served as the Chairman of the Board since the Trust was first registered with the SEC in 2012. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at Board meetings, (b) calling special meetings on an as-needed basis, and (c) execution and administration of Trust policies, including (i) setting the agendas for Board meetings and (ii) providing information to Board members in advance of each Board meeting and between Board meetings. Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its funds and each shareholder.

Board Risk Oversight. The Board of Trustees is comprised entirely of Independent Trustees and has established an Audit Committee with a separate chair . The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting the risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications. Generally, the Trust believe s that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mark Garbin has over 30 years of experience in corporate balance sheet and income statement risk management for large asset managers. Mr. Garbin has extensive derivatives experience and has provided consulting services to alternative asset managers. Mr. Garbin holds both a Chartered Financial Analyst (“CFA”) and Professional Risk Manager (“PRM”) designation and has earned and holds advanced degrees in international business, negotiation and derivatives. Mark Gersten has over 35 years of business experience in the investment management business with a focus on mutual funds and alternative funds. He serves as a member of other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his service to this board and extensive experience administering mutual funds. Mr. Gersten is a certified public accountant and holds an MBA in accounting. Neil Kaufman has over 35 years of experience as a corporate and securities attorney and possesses a deep understanding of the securities industry in general and financial statements in particular. Mr. Kaufman has previously served as the Chairman of a NASDAQ-listed technology company and the Chairman of the Banking & Securities Law committee of the Nassau County Bar Association. Anita Krug has 10 years of experience as an attorney advising investment companies and investment advisory firms , particularly those managing hedge funds. She also has extensive experience as a law professor whose scholarship focuses on investment advisers, hedge funds and mutual funds. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them well qualified.

Trustees and Officers. The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees *

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2008)	1	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); Forethought Variable Insurance Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); iCapital KKR Private Markets Fund (since 2014); and Carlyle Tactical Private Credit Fund (since March 2018)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011)	1	Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013); iCapital KKR Private Markets Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017)
Neil M. Kaufman Year of Birth: 1960	Trustee, Audit Committee Chairman	Indefinite, Since 2012	Managing Member, Kaufman McGowan PLLC (legal services)(Since 2016); Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Wolf, LLP (legal services) (2010-2016)	1	iCapital KKR Private Markets Fund (since 2014)
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Dean (since 2019) Chicago Kent Law School; Interim Vice Chancellor for Academic Affairs (2018-2019) University of Washington Bothell; Interim Dean (2017- 2018), Professor (2016-2019), Associate Professor (2014-2016); and Assistant Professor (2010-2014), University of Washington School of Law	1	iCapital KKR Private Markets Fund (since 2014); Centerstone Investors Trust (since 2016)

*	Information is as of October 31, 2020 .

**	As of October 31, 2020, the Trust was comprised of 23 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust, except for the Anfield Universal Fixed Income Fund, which is advised by Anfield Capital Management, LLC, an affiliate of the Fund’s Adviser, and the Anfield Capital Diversified Alternatives ETF, Anfield Universal Fixed Income ETF, Anfield U.S. Equity Sector Rotation Fund and Anfield Dynamic Fixed Income ETF, each of which is also advised by the Fund’s Adviser.

Officers of the Trust *

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James Colantino Year of Birth: 1969	President Since Feb. 2017 Treasurer (2012 to 2017)	Senior Vice President (2012- present); Vice President (2004 to 2012); Gemini Fund Services, LLC	N/A	N/A
Laura Szalyga Year of Birth: 1978	Treasurer Since Feb. 2017	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014)	N/A	N/A
Richard A. Malinowski Year of Birth: 1983	Vice President Since Sep. 2018 Secretary Since 2013	Senior Vice President and Senior Managing Counsel, Gemini Fund Services, LLC, (since February 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (April 2017 to February 2020); Vice President and Counsel (April 2016 – 2017) and AVP and Staff Attorney (September 2012 – March 2016).	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception	Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present)	N/A	N/A

*	Information is as of October 31, 2020 .

**	As of October 31, 2020, the Trust was comprised of 23 active portfolios managed by seven unaffiliated investment advisers and two affiliated investment advisers. The term “Fund Complex” applies only to those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds in the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Fund does not hold itself out as related to any other series within the Trust, except for the Anfield Universal Fixed Income Fund, which is advised by Anfield Capital Management, LLC, an affiliate of the Fund’s Adviser, and the Anfield Capital Diversified Alternatives ETF, Anfield Universal Fixed Income ETF, Anfield U.S. Equity Sector Rotation Fund and Anfield Dynamic Fixed Income ETF, each of which is also advised by the Fund’s Adviser.

Audit Committee. The Board has an Audit Committee that consists of all of the Trustees none of whom is an “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include, among other things: (i) the selection, retention or termination of the Trust’s independent auditors and approval of audit and non-audit services to be provided by the independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence;

and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. During the fiscal period ended October 31, 2020 , the Audit Committee held nine meetings.

Compensation of Trustees.

Effective January 1, 2019, the Trust pays each Independent Trustee a fee of $50,000 per annum, as well as reimbursements for any reasonable expenses incurred attending the meetings, to be paid at the end of each calendar quarter. In addition, the Chairman of the Board receives an additional annual fee of $12,500 and the Chairman of the Audit Committee receives an additional annual fee of $10,000. The Trust also pays each Independent Trustee a fee of $1,000 for each Board meeting (and/or Committee meeting held in connection with such a Board meeting) other than a regularly scheduled meeting (a “Special Meeting”), except that the Audit Committee will permit up to four Special Meetings a year without any additional fees.

No “interested persons” who serves as a Trustee of the Trust will receive any compensation for their services as Trustee. None of the executive officers receive compensation from the Trust. The Trust does not have a bonus, profit sharing, deferred compensation, pension or retirement plan.

The table below details the amount of compensation the Trustees received from the Fund and the other funds in the Fund Complex during the fiscal year ended October 31, 2020 . The Trust does not have a bonus, profit sharing, deferred compensation, pension or retirement plan.

Name and	Aggregate Compensation From Affinity	Total Compensation From Fund
Position	World Leaders Equity ETF*	Complex Paid to Trustees**
Mark Garbin	$ 2,421.43	$ 10,851.20
Mark Gersten	$ 3,050.58	$ 13,670.63
Neil Kaufman	$ 2,971.76	$ 13,317.38
Anita Krug	$ 2,421.43	$ 10,851.20

*	The Trustees’ fees are allocated equally to each series in the Trust. The Trust is comprised of multiple series with differing fiscal year ends. Each fund in the Fund Complex may also have differing fiscal year ends. The compensation paid to the Board of Trustees is determined on a calendar quarter basis. The term “Fund Complex” refers only to the Fund and to the Anfield Capital Diversified Alternatives ETF, Anfield Universal Fixed Income ETF, Anfield U.S. Equity Sector Rotation Fund , Anfield Dynamic Fixed Income ETF and Anfield Universal Fixed Income Fund . For the fiscal year ended October 31, 2020 , the aggregate Independent Trustees’ fees paid by the entire Trust were $ 222 ,500.

Trustees’ Ownership of Shares in the Fund. As of December 31, 2020 , the Trustees beneficially owned the following amounts in the Fund and the family of investment companies overseen by the Trustees .

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mark Garbin	None	None
Mark Gersten	None	$50,001-$100,000
Neil Kaufman	None	None
Anita Krug	None	None

Management Ownership

As of the date of this SAI the Trustees and officers, as a group, owned less than 1% of the Fund Complex’s outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. The following persons or “groups” (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the “1934 Act”)) are DTC members reflecting ownership of 5% or more of the Fund’s outstanding shares as of February 18, 2021:

Name & Address	Percentage of Fund
National Financial Services, LLC	35.25%
499 Washington Blvd
Jersey City, NJ 07310
TD Ameritrade Clearing, Inc.	35.05%
P.O. Box 2226
Omaha, NE 68130
Charles Schwab & Co. Inc.	13.47%
211 Main Street
San Francisco, CA 94105

INVESTMENT ADVISER AND SUB-ADVISER

Investment Adviser and Advisory Agreement

Regents Park Funds, LLC, 4041 MacArthur Blvd., Suite 155, Newport Beach, CA 92660, serves as the Fund’s investment adviser. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

Subject to the authority of the Board of Trustees, the Adviser is responsible for the overall management of the Fund’s investment-related business affairs. Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund, the Adviser, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Fund, manages the portfolio investment operations of the Fund. The Adviser has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, as detailed below, which are subject to review and approval by the Board of Trustees. In general, the Adviser’s duties include setting the Fund’s overall investment strategies and asset allocation.

Pursuant to the Advisory Agreement, the Adviser, under the supervision of the Board of Trustees, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Fund and, as such shall, (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities under the Advisory Agreement , (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser or its designee, directly, will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities.

In addition, the Adviser, subject to the supervision of the Board of Trustees, provides the management and supplemental administrative services necessary for the operation of the Fund. These services include providing assisting in the supervising of relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; assisting in the preparing of all general shareholder communications and conducting shareholder relations; assisting in maintaining the Fund’s records and the registration of the Fund’s shares under federal securities laws and making necessary filings under state securities laws; assisting in developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The Fund pays an annual management fee (computed daily and payable monthly) of 0.47% of the Fund’s average daily net assets to the Adviser pursuant to the Advisory Agreement. The renewal of the Advisory Agreement was approved by the Board of the Trust, including a majority of the Independent Trustees, at a meeting held on March 4-5, 2020.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, through February 28, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0. 6 7% of the Fund’s average daily net assets; subject to possible recoupment from the Fund in future years within the three years after the fees have been waived or reimbursed if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of the recoupment. The Adviser and the Sub-Adviser have agreed that the Sub-Adviser will reimburse all Fund expenses directly.

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund. Under the terms of the Advisory Agreement, the Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled (“The Distributor”) (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent, including the cost of maintaining certain required records of the Fund and of pricing the Fund’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund may be a member, (h) the cost of fidelity and liability insurance, (i) the fees and expenses involved in registering and maintaining registration of the Fund and of shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund’s registration statements and prospectuses for such purposes, (j) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are not directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (k) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of the Fund’s outstanding shares (with respect to the Fund). The Advisory Agreement shall terminate automatically in the event of its assignment.

The advisory fees paid by the Fund to it’s the Adviser during the period from the Fund’s inception through its fiscal year end on October 31, 2018 and for the fiscal years ended October 31, 2019 and October 31, 2020 were:

Fiscal Year	Management Fee	Fees Earned by the Advisor	Advisory Fees Waived	Net Fees Earned by the Advisor	Expense Reimbursed	Amount Subject to Recoupment
October 31, 2018	0.47%	$19,189	$19,189	$0	$152,167	$171,356
October 31, 2019	0.47%	$23,722	$23,722	$0	$168,778	$192,500
October 31, 2020	0.47%	$41,558	$41,558	$0	$174,010	$215,568

Sub-Adviser and Sub-Advisory Agreement

The Adviser has engaged Affinity Investment Advisors, LLC to serve as Sub-Adviser to the Fund. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions.

The Sub-Advisory Agreement shall continue in effect for two (2) years initially and then from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated without penalty at any time by the Adviser or the Sub-Adviser on 60 days written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

The Sub-Advisory Agreement provides that the Sub-Adviser will formulate and implement a continuous investment program for the Fund, in accordance with the Fund’s objective, policies and limitations and any investment guidelines established by the Adviser. The Sub-Adviser will, subject to the supervision and control of the Adviser, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by the Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions. The Sub-Adviser is required to furnish, at its own expense, all investment facilities necessary to perform its obligations under the respective Sub-Advisory Agreement. Pursuant to the relevant Sub-Advisory Agreement between the Adviser and Sub-Adviser, the Sub-Adviser is entitled to receive an annual sub-advisory fee on its portion of the Fund’s average daily net assets. The Sub-Adviser is paid by the Adviser, not the Fund.

Codes of Ethics

The Trust, the Adviser, the Sub-Adviser and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that govern the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the code of ethics adopted by the Trust (the “Code”), the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Trust has adopted a separate code of ethics that applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Fund; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser or Sub-Adviser, as applicable, subject to the Board’s continuing oversight. The Policies require that the Adviser or Sub-Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser or Sub-Adviser to present to the Board, at least annually, the Adviser’s (and Sub-Adviser’s) Proxy Voting Policies and a record of each proxy voted by the Adviser or Sub-Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser or Sub-Adviser as involving a conflict of interest.

Where a proxy proposal raises a material conflict between the Adviser’s or Sub-Adviser’s interests and the Fund’s interests, the Adviser or Sub-Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party. If the third party’s recommendations are not received in a timely fashion, the Adviser or Sub-Adviser will abstain from voting the securities held by that client’s account. A copy of the Adviser’s and Sub-Adviser’s proxy voting policies are attached hereto as Appendix A.

More information. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at 1-866-866-4848 and such information will be sent within three business days of receipt of a request and (2) on the SEC’s website at http://www.sec.gov.

THE DISTRIBUTOR

Northern Lights Distributors, LLC, located at 4221 North 203rd Street , Ste. 100 Elkhorn, Nebraska 68022 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an ETF Distribution Agreement with the Trust (the “ ETF DIstribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of FINRA. The offering of the Fund’s shares is continuous. The ETF Distribution Agreement provides that the Distributor, as agent in connection with the distribution of the Fund’s shares, will use reasonable efforts to facilitate the sale of the Fund’s shares.

The ETF Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The ETF Distribution Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days written notice to the Fund. The ETF Distribution Agreement will automatically terminate in the event of its assignment.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Fund and may allow concessions to dealers that sell shares of the Fund.

Rule 12b-1 Plan

The Trust, with respect to the Fund, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for Shares pursuant to which the Fund is authorized to pay the Distributor, as compensation for Distributor’s account maintenance services under the Plans. The Board has approved a distribution and shareholder servicing fee at the rate of up to 0.25% of the Fund’s average daily net assets. Such fees are to be paid by the Fund monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Fund’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Fund will bear their own costs of distribution with respect to its shares. The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. No fees are currently paid by the Fund under the Plan, and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule Plans and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The initial term of each Plan is one year and will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on a Plan. A Plan may be terminated at any time by the Trust or the Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Fund.

A Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Plan. During the term of a Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of each Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to a Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement. No “interested person” (as defined in the 1940 Act) of the Fund nor any Trustee had a direct or indirect financial interest in the operation of the plans or related agreements.

PORTFOLIO MANAGER

Gregory R. Lai serves as the portfolio manager of the Fund. As of October 31, 2020 the portfolio manager is responsible for the portfolio management of the following types of accounts in addition to the Fund:

Gregory R. Lai

				Total Assets By
			Number of	Account Type
	Total Number	Total Assets By	Accounts by Type	Subject to a
Total Other Accounts	of Accounts by	Account Type	Subject to a	Performance Fee
By Type	Account Type	(in millions)	Performance Fee	(in millions)
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	1 14	$ 1,002.5	0	0

Conflicts of Interest

In addition to sub-advising the Fund, the Sub-Adviser manages assets for other separately managed accounts. Many of the Sub-Adviser’s clients participate in investment programs that have investment objectives, policies and strategies that are substantially similar to the Fund. Other clients of the Sub-Adviser may have differing investment programs, objectives, policies and strategies. In general, when a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Sub-Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or the Sub-Adviser could receive performance-based fees on certain accounts. The procedures to address conflicts of interest, if any, are described below.

The Sub-Adviser attempts to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. From time to time, a portfolio manager may recommend or cause a client to invest in a security or other instrument in which another client of the Sub-Adviser has an ownership position. The Sub-Adviser has adopted certain procedures intended to treat all client accounts in a fair and equitable manner. To the extent that the portfolio manager seeks to purchase or sell the same security or other instrument for multiple client accounts, the Sub-Adviser may aggregate, or bunch, these orders where the portfolio manager deems this to be appropriate and consistent with applicable regulatory requirements. When a bunched order is filled in its entirety, each participating client account will participate at the average share prices for the bunched order. When a bunched order is only partially filled, the securities or other instruments purchased will be allocated on a pro-rata basis to each account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions. Each participating account will receive the average share price for the bunched order on the same business day.

In addition, certain activities of the Adviser, Sub-Adviser, their affiliates, and their respective directors, officers, or employees, give rise to potential other conflicts of interest. The Adviser and Sub-Adviser share common office space. Additionally, Mr. Lai holds a non-voting, de minimis interest (less than 1%) in Anfield Capital Management, LLC (“Anfield”)

through a promissory note issued by Anfield, as well as an option to purchase a non-material equity interest in Anfield of less than 1% of its net asset value. Anfield and the Adviser are under common control by virtue of both being wholly owned by the Anfield Group, LLC. The Adviser and Sub-Adviser each understand their duty to act in the best interests of Fund shareholders.

Compensation

Mr. Lai is compensated through a combination of base salary, discretionary bonus and equity participation in the Sub-Adviser.

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio manager in the Fund as of the date of this SAI.

Dollar Range of Equity
Name of Portfolio Manager	Securities in the Fund
Gregory R. Lai	$100,001-$500,000

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the portfolio manager who is an employee of the Adviser or the Sub-Adviser. The Adviser and the Sub-Adviser are authorized by the Trustees to allocate the orders placed by them on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser or Sub-Adviser for the Fund’s use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser or Sub-Adviser will take the following into consideration:

●	the best net price available;

●	the reliability, integrity and financial condition of the broker or dealer;

●	the size of and difficulty in executing the order; and

●	the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser or Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, the Adviser or Sub-Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser or Sub-Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

For the fiscal period ended October 31, 2018 the Fund paid $5,153 in brokerage commissions. For the fiscal year ended October 31, 2019 the Fund paid $4,089 in brokerage commissions. For the fiscal year ended October 31, 2020 the Fund paid $10,479 in brokerage commissions.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period. For the fiscal period ended October 31, 2019, the Fund had a portfolio turnover rate of 116%. For the fiscal period ended October 31, 2020, the Fund had a portfolio turnover rate of 134%.

OTHER SERVICE PROVIDERS

Fund Administration

Gemini Fund Services, LLC, (the “Administrator” or “GFS ”), which has its principal office at 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. The Administrator is an affiliate of the Distributor.

Pursuant to an ETF Fund Services Agreement with the Fund, the Administrator provides administrative services to the Fund, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Fund. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The ETF Fund Services Agreement is dated September 19, 2017 . The ETF Fund Services Agreement was initially approved by the Board with respect to the Fund at a meeting held on September 18, 2017. The ETF Fund Services Agreement remain ed in effect for two years from its initial approval and is subject to annual approval of the Board for one-year periods thereafter. The ETF Fund Services Agreement is terminable by the Board or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This ETF Fund Services Agreement provides that in the absence of willful misconduct , bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the ETF Fund Services Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund’s Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; (vi) monitoring sales of Shares and ensure that the Shares are properly and duly listed with the applicable securities exchanges; and (vii) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectuses daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectuses.

The Administrator also provides the Fund with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Fund’s custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund ; and (viii) creating the Fund’s daily portfolio composition file (“PCF”), assisting with inputting the PCF into the NSCC system and facilitating any other communications required by the NSCC related to the PCFs.

For administrative services rendered to the Fund under the ETF Fund Services Agreement, the Fund pay s GFS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets. For the fund accounting services rendered to the Fund under the ETF Fund Services Agreement, the Fund pay s GFS the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. The Fund also pay s GFS for any out-of-pocket expenses. For the fiscal period October 31, 2018, the Fund incurred $35,449 in fund administration fees. For the fiscal year October 31, 2019, the Fund incurred $49,725 in fund administration fees. For the fiscal year October 31, 2020, the Fund incurred $67,968 in fund administration fees.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS, the Distributor, and Northern Lights Compliance Services, LLC (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Transfer Agent

Brown Brothers Harriman & Co. acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to written agreement with Fund (the “Transfer Agent”). Under the agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. For the fiscal period ended October 31, 2018, the Fund incurred $9,054 in transfer agency fees. For the fiscal year ended October 31, 2019, the Fund incurred $12,826 in transfer agency fees. For the fiscal year ended October 31, 2020, the Fund incurred $11,240 in transfer agency fees.

Custodian

Brown Brothers Harriman & Co. (the “Custodian”), serves as the custodian of the Fund’s assets pursuant to a Custodian and Transfer Agent Agreement by and between the Custodian and the Trust on behalf of the Fund. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custodian and Transfer Agent Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022, an affiliate of the Administrator and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. NLCS’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Fund, the Fund pays NLCS a one-time fee plus an annual asset-based fee, which scales downward based upon net assets. The Fund also pays NLCS for any out-of-pocket expenses.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust’s by-laws state that unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forums for any Shareholder (including a beneficial owner) to bring (i) any derivative action or proceeding brought on behalf of the Trust; (ii) any action asserting a claim or breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s Shareholders or its beneficial owners; (iii) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, arising pursuant to any provision of the Delaware Statutory Trust Act or the Trust’s Agreement and Declaration of Trust or by-laws; or (iv) any action asserting a claim against the Trust, its Trustees, officers or employees, if any, governed by the internal affairs doctrine shall be a state or federal court located within the State of Delaware. The Trust’s by-laws also state that any person or entity that is a shareholder of the Trust shall be deemed to have notice of and consented to the foregoing provisions of the Trust’s by-laws.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal, per-class, dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. The Trust’s Secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor, and Transfer Agent have established proper anti-money laundering procedures, reported suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “ Determination of Net Asset Value ,”, the NAV of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund.

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost, provided such valuations represent par value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

Under certain circumstances, the Fund may use an independent pricing service to calculate the fair market value of foreign equity securities on a daily basis by applying valuation factors to the last sale price or the mean price as noted above. The fair market values supplied by the independent pricing service will generally reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or the value of other instruments that have a strong correlation to the fair-valued securities. The independent pricing service will also take into account the current relevant currency exchange rate. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities may trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be redeemed or purchased. In the event that a foreign security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Fund’s calculation of NAV), the security will be valued at its fair market value as determined in good faith by the Fund’s fair value committee in accordance with procedures approved by the Board as discussed below. In addition, because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of these portfolio securities may change on days when you may not be able to buy or sell Fund shares.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Fund normally use s pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign (non-U.S.) securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Administrator calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern Time) every day that the New York Stock Exchange (“NYSE”) is open. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available are valued at market value. The NAV for the Fund will be calculated and disseminated daily. The value of the Fund’s portfolio securities is based on market value when market quotations are readily available.

Exchange-traded securities, such as common and preferred stocks, ETFs, ETPs, ETNs, closed-end funds, REITs, MLPs, REOCs and similar instruments, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the Exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser. If a security’s market price is not readily available, the security will be valued at fair value as determined by the Trust’s Fair Value Committee in accordance with the Trust’s valuation policies and procedures approved by the Board. The values of assets denominated in foreign currencies are converted into U.S. dollars based on the mean of the current bid and asked prices by major banking institutions and currency dealers.

Bonds, notes, debentures or similar instruments are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board of Trustees. Short-term investments having a maturity of 60 days or less may be amortized to maturity, provided such valuations represent par value.

Futures contracts listed for trading on a futures exchange or board of trade for which market quotations are readily available are valued at the last quoted sales price or, in the absence of a sale, at the mean of the last bid and ask prices.

Even when market quotations are available, they may be stale or unreliable because the validity of market quotations appears to be questionable; the number of quotations is such as to indicate that there is a thin market in the security; a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value; or the Adviser is aware of any other data that calls into question the reliability of market quotations such as issuer-specific events, which may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where the Adviser determines that the closing price of the security is unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Because foreign markets may be open on different days than the days during which a shareholder may purchase Shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase Shares.

Notice to Texas Shareholders

Under section 72.1021(a) of the Texas Property Code, initial investors in the Fund who are Texas residents may designate a representative to receive notices of abandoned property in connection with Fund shares. Texas shareholders who wish to appoint a representative should notify the Trust’s Transfer Agent by writing to the address below to obtain a form for providing written notice to the Trust:

Anfield World Leaders Equity ETF

c/o Gemini Fund Services, LLC

Po Box 541150

Omaha, Nebraska 68154

Creation Units

The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 50,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash	Minimum Additional Variable	Maximum Additional Variable
Purchases	Charge for Cash Purchases*	Charge for Cash Purchases*
$1,800	0.20%	2.00%

*	As a percentage of the amount invested.

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

Because the portfolio securities of the Fund may trade on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

Portfolio Deposit

The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the second Business Day following the Transmittal Date for securities (“T+2”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash-in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.

The Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund or the Adviser, have an adverse effect on the Trust, Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Issuance of a Creation Unit

Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+2.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to the Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+2, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.

Cash Purchase Method

When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Custom Redemptions and Cash-in-lieu

The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund on the contractual settlement date. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and

Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+2. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Listed below are the dates in calendar year 2020 in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Fund. The list may not be accurate or complete and is subject to change:

Market	Holiday Date	Holiday Name

Argentina	Friday, January 01, 2021	New Year’s Day
Argentina	Monday, February 15, 2021	Carnival
Argentina	Tuesday, February 16, 2021	Carnival
Argentina	Wednesday, March 24, 2021	Memorial Day
Argentina	Thursday, April 01, 2021	Holy Thursday
Argentina	Friday, April 02, 2021	Good Friday
Argentina	Tuesday, May 25, 2021	May Revolution’s Day
Martin Miguel Guemes
Argentina	Thursday, June 17, 2021	Memorial
Argentina	Friday, July 09, 2021	Independence Day
Argentina	Monday, August 16, 2021	San Martin’s Memorial Day
Argentina	Monday, October 11, 2021	Respect to Cultural Diversity
Argentina	Monday, November 22, 2021	Day of National Sovereignty
Argentina	Wednesday, December 08, 2021	Immaculate Conception
Australia	Friday, January 01, 2021	New Year’s Day
Australia	Tuesday, January 26, 2021	Australia Day
Australia	Friday, April 02, 2021	Good Friday
Australia	Monday, April 05, 2021	Easter Monday
Australia	Monday, June 14, 2021	Queen’s Birthday
Australia	Friday, December 24, 2021	Christmas Eve
Australia	Monday, December 27, 2021	Christmas Day
Australia	Tuesday, December 28, 2021	Boxing Day
Australia	Friday, December 31, 2021	New Year’s Eve
Austria	Friday, January 01, 2021	New Year’s Day
Austria	Wednesday, January 06, 2021	Epiphany
Austria	Friday, April 02, 2021	Good Friday
Austria	Monday, April 05, 2021	Easter Monday
Austria	Thursday, May 13, 2021	Ascension Day
Austria	Monday, May 24, 2021	Whit Monday
Austria	Thursday, June 03, 2021	Corpus Christi
Austria	Tuesday, October 26, 2021	National Day
Austria	Monday, November 01, 2021	All Saints’ Day
Austria	Wednesday, December 08, 2021	Immaculate Conception
Austria	Friday, December 24, 2021	Christmas Eve

Austria	Friday, December 31, 2021	New Year’s Eve
Bahrain	Friday, January 01, 2021	New Year’s Day
Bahrain	Wednesday, May 12, 2021	Eid-al-Fitr
Bahrain	Thursday, May 13, 2021	Eid-al-Fitr
Bahrain	Tuesday, July 20, 2021	Eid al-Adha
Bahrain	Wednesday, July 21, 2021	Eid al-Adha
Bahrain	Thursday, July 22, 2021	Eid al-Adha
Bahrain	Tuesday, August 10, 2021	Al Hijri New Year
Bahrain	Wednesday, August 18, 2021	Ashoora
Bahrain	Thursday, August 19, 2021	Ashoora
Bahrain	Tuesday, October 19, 2021	Prophet Mohammad’s Birthday
Bahrain	Thursday, December 16, 2021	National Day
Bahrain	Sunday, December 19, 2021	National Day
Bangladesh	Sunday, February 21, 2021	Shaheed / Martyrs Day
Bangladesh	Wednesday, March 17, 2021	Birthday Father of the Nation
Bangladesh	Wednesday, April 14, 2021	Bengali New Year’s Day
Bangladesh	Sunday, August 15, 2021	National Mourning Day
Bangladesh	Thursday, December 16, 2021	Victory Day
Belgium	Friday, January 01, 2021	New Year’s Day
Belgium	Friday, April 02, 2021	Good Friday
Belgium	Monday, April 05, 2021	Easter Monday
Bermuda	Friday, January 01, 2021	New Year’s Day
Bermuda	Friday, April 02, 2021	Good Friday
Bermuda	Friday, May 28, 2021	Bermuda Day
Bermuda	Monday, June 21, 2021	National Heroes’ Day
Bermuda	Thursday, July 29, 2021	Emancipation and Somers Day
Bermuda	Friday, July 30, 2021	Emancipation and Somers Day
Bermuda	Monday, September 06, 2021	Labour Day
Bermuda	Thursday, November 11, 2021	Remembrance Day
Bermuda	Monday, December 27, 2021	Christmas Day (Observed)
Bermuda	Tuesday, December 28, 2021	Boxing Day (Observed)
Bosnia and Herzegovina	Friday, January 01, 2021	New Year’s Day
Bosnia and Herzegovina	Wednesday, January 06, 2021	Orthodox Christmas
Bosnia and Herzegovina	Thursday, January 07, 2021	Orthodox Christmas
Bosnia and Herzegovina	Monday, March 01, 2021	Independence Day
Bosnia and Herzegovina	Monday, April 05, 2021	Easter Monday (Catholic)
Bosnia and Herzegovina	Friday, April 30, 2021	Good Friday (Orthodox)
Bosnia and Herzegovina	Monday, May 03, 2021	Easter Monday (Orthodox)
Bosnia and Herzegovina	Thursday, May 13, 2021	Eid-al-Fitr
Bosnia and Herzegovina	Tuesday, July 20, 2021	Eid-al-Adha/Hajj
Bosnia and Herzegovina	Thursday, November 25, 2021	Statehood Day
Botswana	Friday, January 01, 2021	New Year’s Day
Botswana	Friday, April 02, 2021	Good Friday
Botswana	Monday, April 05, 2021	Easter Monday

Botswana	Friday, May 21, 2021	Ascension Day
Botswana	Monday, July 19, 2021	Sir Seretse Khama Day
Botswana	Tuesday, July 20, 2021	President’s Day
Botswana	Thursday, September 30, 2021	Independence Day
Botswana	Monday, December 27, 2021	Boxing Day
Brazil	Friday, January 01, 2021	New Year’s Day
Brazil	Monday, February 15, 2021	Carnival
Brazil	Tuesday, February 16, 2021	Carnival
Brazil	Friday, April 02, 2021	Good Friday
Brazil	Wednesday, April 21, 2021	Tiradentes Day
Brazil	Thursday, June 03, 2021	Corpus Christi
Brazil	Tuesday, September 07, 2021	Independence Day
Brazil	Tuesday, October 12, 2021	Our Lady of Aparecida
Brazil	Tuesday, November 02, 2021	All Souls’ Day
Bulgaria	Friday, January 01, 2021	New Year’s Day
Bulgaria	Wednesday, March 03, 2021	Liberation Day
Bulgaria	Friday, April 02, 2021	Good Friday
Bulgaria	Monday, April 05, 2021	Easter Monday
Bulgaria	Friday, April 30, 2021	Orthodox Good Friday
Bulgaria	Monday, May 03, 2021	Easter Monday (Orthodox)
Bulgaria	Tuesday, May 04, 2021	Labour Day
Bulgaria	Thursday, May 06, 2021	Saint George’s Day
Bulgaria	Monday, May 24, 2021	Slavic Culture Day
Bulgaria	Monday, September 06, 2021	Reunion Day
Bulgaria	Wednesday, September 22, 2021	Independence Day
Bulgaria	Friday, December 24, 2021	Christmas Eve
Bulgaria	Monday, December 27, 2021	Christmas Day (Observed)
Second Christmas Day
Bulgaria	Tuesday, December 28, 2021	Observed
Canada	Friday, January 01, 2021	New Year’s Day
Canada	Monday, February 15, 2021	Family Day
Canada	Friday, April 02, 2021	Good Friday
Canada	Monday, May 24, 2021	Victoria Day
Canada	Thursday, July 01, 2021	Canada Day
Canada	Monday, August 02, 2021	Civic Holiday
Canada	Monday, September 06, 2021	Labour Day
Canada	Monday, October 11, 2021	Thanksgiving Day
Canada	Thursday, November 11, 2021	Remembrance Day
Canada	Monday, December 27, 2021	Boxing Day (Observed)
Chile	Friday, January 01, 2021	New Year’s Day
Chile	Friday, April 02, 2021	Good Friday
Chile	Friday, May 21, 2021	Navy Day
Chile	Monday, June 28, 2021	Saint Pedro and Saint Pablo
Chile	Friday, July 16, 2021	Virgin del Carmen Day
Chile	Monday, October 11, 2021	Columbus Day
Chile	Monday, November 01, 2021	All Saints’ Day
Chile	Wednesday, December 08, 2021	Immaculate Conception
Chile	Friday, December 31, 2021	New Year’s Eve
China	Friday, January 01, 2021	New Year’s Day
China	Thursday, February 11, 2021	Chinese New Year
China	Friday, February 12, 2021	Chinese New Year
China	Monday, February 15, 2021	Chinese New Year
China	Tuesday, February 16, 2021	Chinese New Year

China	Wednesday, February 17, 2021	Chinese New Year
China	Monday, April 05, 2021	Qing Ming Festival
China	Monday, May 03, 2021	Labor Day
China	Monday, June 14, 2021	Dragon Boat Festival
China	Tuesday, September 21, 2021	Mid-Autumn Festival
China	Friday, October 01, 2021	National Day Holidays
China	Monday, October 04, 2021	National Day Holidays
China	Tuesday, October 05, 2021	National Day Holidays
China	Wednesday, October 06, 2021	National Day Holidays
China	Thursday, October 07, 2021	National Day Holidays
Colombia	Friday, January 01, 2021	New Year’s Day
Colombia	Monday, January 11, 2021	Epiphany
Colombia	Thursday, April 01, 2021	Holy Thursday
Colombia	Friday, April 02, 2021	Good Friday
Colombia	Monday, May 17, 2021	Ascension Day
Colombia	Monday, June 07, 2021	Corpus Christi
Colombia	Monday, June 14, 2021	Sacred Heart of Jesus Day
Colombia	Monday, July 05, 2021	St. Peter and St. Paul Day
Colombia	Tuesday, July 20, 2021	Independence Day
Colombia	Monday, August 16, 2021	Assumption of the Virgin Day
Colombia	Monday, October 18, 2021	Columbus Day
Colombia	Monday, November 01, 2021	All Saints’ Day
Colombia	Monday, November 15, 2021	Independence of Cartagena
Colombia	Wednesday, December 08, 2021	Immaculate Conception
Colombia	Friday, December 24, 2021	Christmas Eve
Colombia	Friday, December 31, 2021	New Year’s Eve
Costa Rica	Friday, January 01, 2021	New Year’s Day
Costa Rica	Thursday, April 01, 2021	Holy Thursday
Costa Rica	Friday, April 02, 2021	Good Friday
Costa Rica	Monday, May 03, 2021	Labour Day
Costa Rica	Monday, July 26, 2021	Anexion of Guanacaste
Costa Rica	Monday, August 02, 2021	Virgen de los Angeles Day
Costa Rica	Monday, September 13, 2021	Independence Day
Costa Rica	Monday, November 29, 2021	Army Abolution
Croatia	Friday, January 01, 2021	New Year’s Day
Croatia	Wednesday, January 06, 2021	Epiphany
Croatia	Friday, April 02, 2021	Good Friday
Croatia	Monday, April 05, 2021	Easter Monday
Croatia	Thursday, June 03, 2021	Corpus Christi
Croatia	Tuesday, June 22, 2021	Day of Antifascist Struggle
Croatia	Thursday, August 05, 2021	Victory Day
Croatia	Monday, November 01, 2021	All Saints’ Day
Croatia	Thursday, November 18, 2021	Remembrance Day
Croatia	Friday, December 24, 2021	Christmas Eve
Croatia	Friday, December 31, 2021	New Year’s Eve
Cyprus	Friday, January 01, 2021	New Year’s Day
Cyprus	Wednesday, January 06, 2021	Epiphany
Cyprus	Monday, March 15, 2021	Ash Monday
Cyprus	Thursday, March 25, 2021	Greek Independence Day
Cyprus	Thursday, April 01, 2021	Cyprus National Day
Cyprus	Friday, April 02, 2021	Good Friday
Cyprus	Monday, April 05, 2021	Easter Monday
Cyprus	Friday, April 30, 2021	Orthodox Good Friday

Cyprus	Monday, May 03, 2021	Orthodox Easter Monday
Cyprus	Tuesday, May 04, 2021	Orthodox Easter Tuesday
Cyprus	Monday, June 21, 2021	Pentecost
Cyprus	Friday, October 01, 2021	Cyprus Independence Day
Cyprus	Thursday, October 28, 2021	National Holiday
Cyprus	Friday, December 24, 2021	Christmas Eve
Czech Republic	Friday, January 01, 2021	New Year’s Day
Czech Republic	Friday, April 02, 2021	Good Friday
Czech Republic	Monday, April 05, 2021	Easter Monday
Czech Republic	Monday, July 05, 2021	Saints Cyril Day
Czech Republic	Tuesday, July 06, 2021	Jan Hus Day
Czech Republic	Tuesday, September 28, 2021	Statehood Day
Czech Republic	Thursday, October 28, 2021	Independence Day
Czech Republic	Wednesday, November 17, 2021	Freedom and Democracy Day
Czech Republic	Friday, December 24, 2021	Christmas Eve
Denmark	Friday, January 01, 2021	New Year’s Day
Denmark	Thursday, April 01, 2021	Maundy Thursday
Denmark	Friday, April 02, 2021	Good Friday
Denmark	Monday, April 05, 2021	Easter Monday
Denmark	Friday, April 30, 2021	Prayer Day
Denmark	Thursday, May 13, 2021	Ascension Day
Denmark	Friday, May 14, 2021	Bank Holiday
Denmark	Monday, May 24, 2021	Whit Monday
Denmark	Friday, December 24, 2021	Christmas Eve
Denmark	Friday, December 31, 2021	New Year’s Eve
Egypt	Thursday, January 07, 2021	Coptic Christmas Day
Egypt	Sunday, April 04, 2021	Easter Sunday
Egypt	Sunday, April 25, 2021	Sinai Liberation Day
Egypt	Monday, May 03, 2021	Sham El Nassim
Egypt	Wednesday, May 12, 2021	Eid-al-Fitr
Egypt	Thursday, May 13, 2021	Eid-al-Fitr
Egypt	Monday, July 19, 2021	Wakfet Arafat
Egypt	Tuesday, July 20, 2021	Eid al-Adha
Egypt	Wednesday, July 21, 2021	Eid al-Adha
Egypt	Thursday, July 22, 2021	Eid al-Adha
Egypt	Tuesday, August 10, 2021	Islamic (Hijri) New Year
Egypt	Wednesday, October 06, 2021	Armed Forces Day
Egypt	Tuesday, October 19, 2021	Prophet’s Birthday
Estonia	Friday, January 01, 2021	New Year’s Day
Estonia	Friday, April 02, 2021	Good Friday
Estonia	Monday, April 05, 2021	Easter Monday
Eswatini	Friday, January 01, 2021	New Year’s Day
Eswatini	Friday, April 02, 2021	Good Friday
Eswatini	Monday, April 05, 2021	Easter Monday
Eswatini	Monday, April 19, 2021	King’s Birthday
Eswatini	Monday, April 26, 2021	National Flag Day
Eswatini	Thursday, May 13, 2021	Ascension Day
Eswatini	Thursday, July 22, 2021	King Father’s Birthday
Eswatini	Monday, September 06, 2021	Somhlolo Day
Eswatini	Monday, December 27, 2021	Boxing Day
Eswatini	Tuesday, December 28, 2021	Inwcwala Day
Finland	Friday, January 01, 2021	New Year’s Day
Finland	Wednesday, January 06, 2021	Epiphany

Finland	Friday, April 02, 2021	Good Friday
Finland	Monday, April 05, 2021	Easter Monday
Finland	Thursday, May 13, 2021	Ascension Day
Finland	Friday, June 25, 2021	Midsummer’s Eve
Finland	Monday, December 06, 2021	Independence Day
Finland	Friday, December 24, 2021	Christmas Eve
Finland	Friday, December 31, 2021	New Year’s Eve
France	Friday, January 01, 2021	New Year’s Day
France	Friday, April 02, 2021	Good Friday
France	Monday, April 05, 2021	Easter Monday
Germany	Friday, January 01, 2021	New Year’s Day
Germany	Friday, April 02, 2021	Good Friday
Germany	Monday, April 05, 2021	Easter Monday
Germany	Thursday, May 13, 2021	Ascension Day
Germany	Monday, May 24, 2021	Whit Monday
Germany	Thursday, June 03, 2021	Corpus Christi
Germany	Friday, December 24, 2021	Christmas Eve
Germany	Friday, December 31, 2021	New Year’s Eve
Ghana	Friday, January 01, 2021	New Year’s Day
Ghana	Monday, March 08, 2021	Independence Day
Ghana	Friday, April 02, 2021	Good Friday
Ghana	Monday, April 05, 2021	Easter Monday
Ghana	Monday, May 03, 2021	May Day
Ghana	Thursday, May 13, 2021	Eid-al-Fitr
Ghana	Tuesday, July 20, 2021	Christmas Eve
Ghana	Wednesday, August 04, 2021	Founder Day
Kwame Nkrumah Memorial
Ghana	Tuesday, September 21, 2021	Day
Ghana	Friday, December 03, 2021	Farmers’ Day
Ghana	Monday, December 27, 2021	Christmas Day (Observed)
Greece	Friday, January 01, 2021	New Year’s Day
Greece	Wednesday, January 06, 2021	Epiphany
Greece	Monday, March 15, 2021	Ash Monday
Greece	Thursday, March 25, 2021	Independence Day
Greece	Friday, April 02, 2021	Good Friday (Catholic Easter)
Greece	Monday, April 05, 2021	Catholic Easter Monday
Greece	Friday, April 30, 2021	Good Friday (Orthodox)
Greece	Monday, May 03, 2021	Orthodox Easter Monday
Greece	Monday, June 21, 2021	Whit Monday
Greece	Thursday, October 28, 2021	National Holiday
Greece	Friday, December 24, 2021	Christmas Eve
Hong Kong SAR	Friday, January 01, 2021	New Year’s Day
Hong Kong SAR	Thursday, February 11, 2021	Eve of Lunar New Year
Hong Kong SAR	Friday, February 12, 2021	Lunar New Year’s Day
Hong Kong SAR	Monday, February 15, 2021	4th Day of Lunar New Year
Hong Kong SAR	Friday, April 02, 2021	Good Friday
Hong Kong SAR	Monday, April 05, 2021	Ching Ming Festival
Hong Kong SAR	Tuesday, April 06, 2021	Day After Easter Monday
Hong Kong SAR	Wednesday, May 19, 2021	Buddha Birthday
Hong Kong SAR	Monday, June 14, 2021	Tuen Ng Festival
Hong Kong SAR	Thursday, July 01, 2021	Establishment Day
Hong Kong SAR	Wednesday, September 22, 2021	Mid-Autumn Festival
Hong Kong SAR	Friday, October 01, 2021	National Day

Hong Kong SAR	Thursday, October 14, 2021	Chung Yeung Festival
Hong Kong SAR	Friday, December 24, 2021	Christmas Eve
Hong Kong SAR	Monday, December 27, 2021	Christmas Day (Observed)
Hong Kong SAR	Friday, December 31, 2021	New Year’s Eve
Hungary	Friday, January 01, 2021	New Year’s Day
Hungary	Monday, March 15, 2021	Revolution Day
Hungary	Friday, April 02, 2021	Good Friday
Hungary	Monday, April 05, 2021	Easter Monday
Hungary	Monday, May 24, 2021	Whit Monday
Hungary	Friday, August 20, 2021	St. Stephen’s Day
Hungary	Monday, November 01, 2021	All Saints’ Day
Hungary	Saturday, December 11, 2021	Replacement Workday
Hungary	Friday, December 24, 2021	Christmas Eve
Iceland	Friday, January 01, 2021	New Year’s Day
Iceland	Thursday, April 01, 2021	Maundy Thursday
Iceland	Friday, April 02, 2021	Good Friday
Iceland	Monday, April 05, 2021	Easter Monday
Iceland	Thursday, April 22, 2021	First Day of Summer
Iceland	Thursday, May 13, 2021	Ascension Day
Iceland	Monday, May 24, 2021	Whit Monday
Iceland	Thursday, June 17, 2021	Independence Day
Iceland	Monday, August 02, 2021	Commerce Day
Iceland	Friday, December 24, 2021	Christmas Eve
Iceland	Friday, December 31, 2021	New Year’s Eve
India	Tuesday, January 26, 2021	Republic Day
India	Friday, February 19, 2021	Chhatrapati Shivaji Maharaj
India	Thursday, April 01, 2021	Annual Closing Of Accounts
India	Friday, April 02, 2021	Good Friday
Indonesia	Friday, January 01, 2021	New Year’s Day
Indonesia	Friday, February 12, 2021	Chinese New Year
Indonesia	Thursday, March 11, 2021	Ascension Day
Indonesia	Friday, March 12, 2021	Mass Leave
Indonesia	Friday, April 02, 2021	Good Friday
Indonesia	Wednesday, May 12, 2021	Mass Leave for Idul Fitri
Indonesia	Thursday, May 13, 2021	Mass Leave for Idul Fitri
Indonesia	Friday, May 14, 2021	Mass Leave for Idul Fitri
Indonesia	Monday, May 17, 2021	Mass Leave for Idul Fitri
Indonesia	Tuesday, May 18, 2021	Mass Leave for Idul Fitri
Indonesia	Wednesday, May 19, 2021	Mass Leave for Idul Fitri
Indonesia	Wednesday, May 26, 2021	Buddhist Vesak Day
Indonesia	Tuesday, June 01, 2021	Pancasila Day
Indonesia	Tuesday, July 20, 2021	Idul Adha
Indonesia	Tuesday, August 10, 2021	Islamic New Year
Indonesia	Tuesday, August 17, 2021	Independence Day
Indonesia	Tuesday, October 19, 2021	Prophet’s Birthday
Indonesia	Friday, December 24, 2021	Mass Leave for Christmas Day
Indonesia	Monday, December 27, 2021	Mass Leave for Christmas Day
Indonesia	Friday, December 31, 2021	Stock Exchange Holiday
Ireland	Friday, January 01, 2021	New Year’s Day
Ireland	Wednesday, March 17, 2021	St. Patrick’s Day
Ireland	Friday, April 02, 2021	Good Friday
Ireland	Monday, April 05, 2021	Easter Monday
Ireland	Monday, May 03, 2021	Bank Holiday

Ireland	Monday, June 07, 2021	Bank Holiday
Ireland	Monday, August 02, 2021	Bank Holiday
Ireland	Monday, October 25, 2021	Bank Holiday
Ireland	Monday, December 27, 2021	Christmas Day (Observed)
Israel	Sunday, May 16, 2021	Pentecost (Shavuot) Eve
Israel	Monday, May 17, 2021	Shavuot (Pentecost)
Israel	Wednesday, September 22, 2021	Sukkot Mid Holiday
Israel	Thursday, September 23, 2021	Sukkot Mid Holiday
Israel	Sunday, September 26, 2021	Sukkot Mid Holiday
Israel	Monday, September 27, 2021	Rejoicing of the Law
Israel	Tuesday, September 28, 2021	Simchat Torah
Italy	Friday, January 01, 2021	New Year’s Day
Italy	Friday, April 02, 2021	Good Friday
Italy	Monday, April 05, 2021	Easter Monday
Italy	Friday, December 24, 2021	Christmas Eve
Italy	Friday, December 31, 2021	New Year’s Eve
Ivory Coast	Friday, January 01, 2021	New Year’s Day
Ivory Coast	Monday, April 05, 2021	Easter Monday
Ivory Coast	Wednesday, May 12, 2021	Aid-el-Fitr
Ivory Coast	Thursday, May 13, 2021	Ascension Day
Ivory Coast	Monday, May 24, 2021	Whit Monday
Ivory Coast	Monday, July 19, 2021	Christmas Eve
Ivory Coast	Wednesday, October 20, 2021	Prophet’s Birthday
Ivory Coast	Monday, November 01, 2021	All Saints’ Day
Ivory Coast	Monday, November 15, 2021	National Peace Day
Japan	Friday, January 01, 2021	New Year’s Day
Japan	Monday, January 11, 2021	Coming of Age Day
Japan	Thursday, February 11, 2021	National Foundation Day
Japan	Tuesday, February 23, 2021	Emperor’s Birthday
Japan	Thursday, April 29, 2021	Showa Day
Japan	Monday, May 03, 2021	Constitution Memorial Day
Japan	Tuesday, May 04, 2021	Greenery Day
Japan	Wednesday, May 05, 2021	Children’s Day
Japan	Monday, July 19, 2021	Marine Day
Japan	Wednesday, August 11, 2021	Mountain Day
Japan	Monday, September 20, 2021	Respect for the Aged Day
Japan	Thursday, September 23, 2021	Autumnal Equinox Day
Japan	Monday, October 11, 2021	Health and Sports Day
Japan	Wednesday, November 03, 2021	Culture Day
Japan	Tuesday, November 23, 2021	Labor Thanksgiving Day
Japan	Friday, December 31, 2021	Bank Holiday
Jordan	Friday, January 01, 2021	New Year’s Day
Jordan	Wednesday, May 12, 2021	Eid-al-Fitr
Jordan	Thursday, May 13, 2021	Eid-al-Fitr
Jordan	Friday, May 14, 2021	Eid-al-Fitr
Jordan	Tuesday, May 25, 2021	Independence Day
Jordan	Monday, July 19, 2021	Eid al-Adha
Jordan	Tuesday, July 20, 2021	Eid al-Adha
Jordan	Wednesday, July 21, 2021	Eid al-Adha
Jordan	Thursday, July 22, 2021	Eid al-Adha
Jordan	Monday, August 09, 2021	Hijra New Year
Jordan	Monday, October 18, 2021	Prophet’s Birthday
Kazakhstan	Friday, January 01, 2021	New Year’s Day

Kazakhstan	Monday, January 04, 2021	New Year’s Holiday
Kazakhstan	Thursday, January 07, 2021	Orthodox Christmas
Kazakhstan	Monday, March 08, 2021	Bridging Holiday
Kazakhstan	Monday, March 22, 2021	Nauryz Meyramy Holiday
Kazakhstan	Tuesday, March 23, 2021	Nauryz Meyramy Holiday
Kazakhstan	Wednesday, March 24, 2021	Nauryz Meyramy Holiday
Kazakhstan	Monday, May 03, 2021	Unity Day (Observed)
Kazakhstan	Friday, May 07, 2021	Motherland Defenders’ Day
Kazakhstan	Monday, May 10, 2021	Victory Day
Kazakhstan	Tuesday, July 06, 2021	Day of the Capital
Kazakhstan	Wednesday, July 21, 2021	Kurban Ait
Kazakhstan	Monday, August 30, 2021	Constitution Day
Kazakhstan	Wednesday, December 01, 2021	First President Day
Kazakhstan	Thursday, December 16, 2021	Independence Day
Kazakhstan	Friday, December 17, 2021	Independence Day
Kenya	Friday, January 01, 2021	New Year’s Day
Kenya	Friday, April 02, 2021	Good Friday
Kenya	Monday, April 05, 2021	Easter Monday
Kenya	Friday, May 14, 2021	Eid-al-Fitr
Kenya	Tuesday, June 01, 2021	Madaraka Day
Kenya	Tuesday, July 20, 2021	Christmas Eve
Kenya	Monday, October 11, 2021	Utamaduni Day
Kenya	Wednesday, October 20, 2021	Mashujaa Day
Kenya	Monday, December 13, 2021	Jamhuri Day (Observed)
Kuwait	Friday, January 01, 2021	New Year’s Day
Kuwait	Thursday, February 25, 2021	National Day
Kuwait	Sunday, February 28, 2021	Liberation Day
Kuwait	Thursday, March 11, 2021	Isra and Miraj Holiday
Kuwait	Wednesday, May 12, 2021	Eid-al-Fitr
Kuwait	Thursday, May 13, 2021	Eid-al-Fitr
Kuwait	Tuesday, July 20, 2021	Eid al-Adha
Kuwait	Wednesday, July 21, 2021	Eid al-Adha
Kuwait	Thursday, July 22, 2021	Eid al-Adha
Kuwait	Tuesday, August 10, 2021	Islamic New Year
Kuwait	Tuesday, October 19, 2021	Prophet’s Birthday
Latvia	Friday, January 01, 2021	New Year’s Day
Latvia	Friday, April 02, 2021	Good Friday
Latvia	Monday, April 05, 2021	Easter Monday
Lithuania	Friday, January 01, 2021	New Year’s Day
Lithuania	Friday, April 02, 2021	Good Friday
Lithuania	Monday, April 05, 2021	Easter Monday
Malaysia	Friday, January 01, 2021	New Year’s Day
Malaysia	Thursday, January 28, 2021	Thaipusam
Malaysia	Monday, February 01, 2021	Federal Territory Day
Malaysia	Friday, February 12, 2021	Chinese New Year
Malaysia	Thursday, April 29, 2021	Nuzul Al-Quran
Malaysia	Thursday, May 13, 2021	Hari Raya Aidilfitri
Malaysia	Friday, May 14, 2021	Hari Raya Aidilfitri
Malaysia	Wednesday, May 26, 2021	Wesak Day
Malaysia	Monday, June 07, 2021	King’s Birthday
Malaysia	Tuesday, July 20, 2021	Hari Raya Aidiladha
Malaysia	Tuesday, August 10, 2021	Awal Muharram (Maal Hijrah)
Malaysia	Tuesday, August 31, 2021	National Day

Malaysia	Thursday, September 16, 2021	Malaysia Day
Malaysia	Tuesday, October 19, 2021	Prophet Muhamad’s Birthday
Malaysia	Thursday, November 04, 2021	Deepavali
Mauritius	Friday, January 01, 2021	New Year’s Day
Mauritius	Thursday, January 28, 2021	Thaipoosam Cavadee
Mauritius	Monday, February 01, 2021	Abolition of Slavery
Mauritius	Friday, February 12, 2021	Chinese Spring Festival
Mauritius	Thursday, March 11, 2021	Maha Shivaratree
Mauritius	Friday, March 12, 2021	Independence Day
Mauritius	Thursday, May 13, 2021	Eid-al-Fitr
Mauritius	Monday, September 20, 2021	Ganesh Chaturthi
Mauritius	Monday, November 01, 2021	All Saints’ Day
Mauritius	Friday, December 24, 2021	Christmas Day (Observed)
Mauritius	Friday, December 31, 2021	New Year’s Eve
Mexico	Friday, January 01, 2021	New Year’s Day
Mexico	Friday, February 05, 2021	Constitution Day
Mexico	Monday, March 15, 2021	Benito Juarez Day
Mexico	Thursday, April 01, 2021	Holy Thursday
Mexico	Friday, April 02, 2021	Good Friday
Mexico	Thursday, September 16, 2021	Independence Day
Mexico	Tuesday, November 02, 2021	All Souls’ Day
Mexico	Monday, November 15, 2021	Revolution Day
Morocco	Friday, January 01, 2021	New Year’s Day
Morocco	Friday, May 14, 2021	Eid-al-Fitr
Morocco	Wednesday, July 21, 2021	Christmas Eve
Morocco	Friday, July 30, 2021	Throne Day
Morocco	Friday, August 20, 2021	Revolution Day
Morocco	Wednesday, October 20, 2021	Eid-Al Mawlid Annabaoui
Morocco	Thursday, November 18, 2021	Independence Day
Mozambique	Friday, January 01, 2021	New Year’s Day
Mozambique	Wednesday, February 03, 2021	Heroes’ Day
Mozambique	Friday, April 02, 2021	Good Friday
Mozambique	Wednesday, April 07, 2021	Women’s Day
Mozambique	Friday, June 25, 2021	Independence Day
Mozambique	Tuesday, September 07, 2021	Lusaka Peace Agreement Day
Mozambique	Monday, October 04, 2021	National Reconciliation Day
Namibia	Friday, January 01, 2021	New Year’s Day
Namibia	Monday, March 22, 2021	Public Holiday
Namibia	Friday, April 02, 2021	Good Friday
Namibia	Monday, April 05, 2021	Public Holiday
Namibia	Tuesday, May 04, 2021	Cassinga Day
Namibia	Thursday, May 13, 2021	Ascension Day
Namibia	Tuesday, May 25, 2021	Africa Day
Namibia	Thursday, August 26, 2021	Heroes’ Day
Namibia	Friday, December 10, 2021	Namibian Women’s Day
Namibia	Monday, December 27, 2021	Family Day
Netherlands	Friday, January 01, 2021	New Year’s Day
Netherlands	Friday, April 02, 2021	Good Friday
Netherlands	Monday, April 05, 2021	Easter Monday
New Zealand	Friday, January 01, 2021	New Year’s Day
New Zealand	Monday, January 04, 2021	New Year’s Holiday
New Zealand	Monday, February 08, 2021	Waitangi Day
New Zealand	Friday, April 02, 2021	Good Friday

New Zealand	Monday, April 05, 2021	Easter Monday
New Zealand	Monday, April 26, 2021	ANZAC Day (Observed)
New Zealand	Monday, June 07, 2021	Queen’s Birthday
New Zealand	Monday, October 25, 2021	Labour Day
New Zealand	Monday, December 27, 2021	Christmas Day (Observed)
New Zealand	Tuesday, December 28, 2021	Boxing Day (Observed)
Nigeria	Friday, January 01, 2021	New Year’s Day
Nigeria	Friday, April 02, 2021	Good Friday
Nigeria	Monday, April 05, 2021	Easter Monday
Nigeria	Thursday, May 13, 2021	Eid-al-Fitr
Nigeria	Friday, May 14, 2021	Eid-al-Fitr
Nigeria	Tuesday, July 20, 2021	Id el Kabir
Nigeria	Wednesday, July 21, 2021	Id el Kabir
Nigeria	Friday, October 01, 2021	National Day
Nigeria	Tuesday, October 19, 2021	Id el Maulud
Nigeria	Friday, December 24, 2021	Christmas Eve
Nigeria	Friday, December 31, 2021	New Year’s Eve
Norway	Friday, January 01, 2021	New Year’s Day
Norway	Wednesday, March 31, 2021	Holy Wednesday
Norway	Thursday, April 01, 2021	Maundy Thursday
Norway	Friday, April 02, 2021	Good Friday
Norway	Monday, April 05, 2021	Easter Monday
Norway	Thursday, May 13, 2021	Ascension Day
Norway	Monday, May 17, 2021	Constitution Day
Norway	Thursday, June 24, 2021	Whit Monday
Norway	Friday, December 24, 2021	Christmas Eve
Norway	Friday, December 31, 2021	New Year’s Eve
Oman	Friday, January 01, 2021	New Year’s Day
Oman	Thursday, May 13, 2021	Eid-al-Fitr
Oman	Friday, May 14, 2021	Eid-al-Fitr
Oman	Monday, July 19, 2021	Eid al-Adha
Oman	Tuesday, July 20, 2021	Eid al-Adha
Oman	Wednesday, July 21, 2021	Eid al-Adha
Oman	Thursday, July 22, 2021	Eid al-Adha
Oman	Tuesday, October 19, 2021	Prophet’s Birthday
Pakistan	Friday, February 05, 2021	Kashmir Day
Peru	Friday, January 01, 2021	New Year’s Day
Peru	Thursday, April 01, 2021	Holy Thursday
Peru	Friday, April 02, 2021	Good Friday
Peru	Tuesday, June 29, 2021	St. Peter and St. Paul Day
Peru	Wednesday, July 28, 2021	Independence Day
Peru	Monday, August 30, 2021	Santa Rosa de Lima Day
Peru	Friday, October 08, 2021	Battle of Angamos
Peru	Monday, November 01, 2021	All Saints’ Day
Peru	Wednesday, December 08, 2021	Immaculate Conception
Philippines	Friday, January 01, 2021	New Year’s Day
Philippines	Friday, February 12, 2021	Chinese New Year
Philippines	Thursday, February 25, 2021	People Power Anniversary
Philippines	Thursday, April 01, 2021	Maundy Thursday
Philippines	Friday, April 02, 2021	Good Friday
Philippines	Friday, April 09, 2021	The Day of Valor
Philippines	Monday, August 30, 2021	National Heroes’ Day
Philippines	Monday, November 01, 2021	All Saints’ Day

Philippines	Tuesday, November 02, 2021	All Souls’ Day
Philippines	Tuesday, November 30, 2021	Bonifacio Day
Philippines	Wednesday, December 08, 2021	Immaculate Conception
Philippines	Friday, December 24, 2021	Christmas Eve
Philippines	Thursday, December 30, 2021	Rizal Day
Philippines	Friday, December 31, 2021	New Year’s Eve
Poland	Friday, January 01, 2021	New Year’s Day
Poland	Wednesday, January 06, 2021	Three Kings Day
Poland	Friday, April 02, 2021	Good Friday
Poland	Monday, April 05, 2021	Easter Monday
Poland	Monday, May 03, 2021	Constitution Day
Poland	Thursday, June 03, 2021	Corpus Christi
Poland	Monday, November 01, 2021	All Saints’ Day
Poland	Thursday, November 11, 2021	Independence Day
Poland	Friday, December 24, 2021	Christmas Eve
Poland	Friday, December 31, 2021	New Year’s Eve
Portugal	Friday, January 01, 2021	New Year’s Day
Portugal	Friday, April 02, 2021	Good Friday
Portugal	Monday, April 05, 2021	Easter Monday
Qatar	Friday, January 01, 2021	New Year’s Day
Qatar	Tuesday, February 09, 2021	Sports Day
Qatar	Thursday, May 13, 2021	Eid-al-Fitr
Qatar	Friday, May 14, 2021	Eid-al-Fitr
Qatar	Tuesday, July 20, 2021	Eid al-Adha
Qatar	Wednesday, July 21, 2021	Eid al-Adha
Qatar	Thursday, July 22, 2021	Eid al-Adha
Romania	Friday, January 01, 2021	New Year’s Day
Romania	Friday, April 30, 2021	Holy Friday
Romania	Monday, May 03, 2021	Easter Monday (Orthodox)
Romania	Tuesday, June 01, 2021	Universal Children’s Day
Romania	Monday, June 21, 2021	Pentecost (Rusalii)
Romania	Tuesday, November 30, 2021	St. Andrew’s Day
Romania	Wednesday, December 01, 2021	National Day
Russia	Friday, January 01, 2021	New Year’s Day
Russia	Monday, January 04, 2021	New Year’s Day
Russia	Tuesday, January 05, 2021	New Year’s Day
Russia	Wednesday, January 06, 2021	New Year’s Day
Russia	Thursday, January 07, 2021	Orthodox Christmas
Russia	Friday, January 08, 2021	New Year’s Day
Russia	Monday, February 22, 2021	Bridging Holiday
Russia	Tuesday, February 23, 2021	Motherland Defenders’ Day
Russia	Monday, March 08, 2021	Women’s Day
Russia	Monday, May 03, 2021	Labour Day
Russia	Monday, May 10, 2021	Victory Day (Observed)
Russia	Monday, June 14, 2021	Russia Day (Observed)
Russia	Thursday, November 04, 2021	Unity Day
Russia	Friday, November 05, 2021	Bridging Holiday
Russia	Friday, December 31, 2021	Bridging Holiday
Rwanda	Friday, January 01, 2021	New Year’s Day
Rwanda	Monday, January 04, 2021	New Year’s Holiday
Rwanda	Monday, February 01, 2021	National Heroes’ Day
Rwanda	Friday, April 02, 2021	Good Friday
Rwanda	Wednesday, April 07, 2021	Tutsi Genocide Memorial Day

Rwanda	Monday, May 03, 2021	Labor Day
Rwanda	Thursday, July 01, 2021	Independence Day
Rwanda	Monday, July 05, 2021	Liberation Day (Observed)
Rwanda	Monday, July 19, 2021	Christmas Eve
Rwanda	Friday, August 06, 2021	Umuganura Day
Assumption of Mary
Rwanda	Monday, August 16, 2021	(Observed)
Rwanda	Monday, December 27, 2021	Christmas Day (Observed)
Saudi Arabia	Thursday, May 13, 2021	Eid-al-Fitr
Saudi Arabia	Friday, May 14, 2021	Eid-al-Fitr
Saudi Arabia	Monday, July 19, 2021	Eid al-Adha
Saudi Arabia	Tuesday, July 20, 2021	Eid al-Adha
Saudi Arabia	Wednesday, July 21, 2021	Eid al-Adha
Saudi Arabia	Thursday, July 22, 2021	Eid al-Adha
Saudi Arabia	Thursday, September 23, 2021	National Day
Serbia	Friday, January 01, 2021	New Year’s Day
Serbia	Thursday, January 07, 2021	Orthodox Christmas
Serbia	Monday, February 15, 2021	Statehood Day
Serbia	Tuesday, February 16, 2021	Statehood Day
Serbia	Friday, April 30, 2021	Good Friday (Orthodox)
Serbia	Monday, May 03, 2021	Easter Monday (Orthodox)
Serbia	Thursday, November 11, 2021	Armistice Day
Singapore	Friday, January 01, 2021	New Year’s Day
Singapore	Friday, February 12, 2021	Chinese New Year
Singapore	Friday, April 02, 2021	Good Friday
Singapore	Thursday, May 13, 2021	Hari Raya Puasa
Singapore	Wednesday, May 26, 2021	Vesak Day
Singapore	Tuesday, July 20, 2021	Hari Raya Haji
Singapore	Monday, August 09, 2021	National Day
Singapore	Thursday, November 04, 2021	Deepavali
Slovakia	Friday, January 01, 2021	New Year’s Day
Slovakia	Wednesday, January 06, 2021	Epiphany
Slovakia	Friday, April 02, 2021	Good Friday
Slovakia	Monday, April 05, 2021	Easter Monday
Slovakia	Monday, July 05, 2021	Saint Cyril and Methodius Day
Slovakia	Wednesday, September 01, 2021	Constitution Day
Slovakia	Wednesday, September 15, 2021	Seven Sorrows Day
Slovakia	Monday, November 01, 2021	All Saints’ Day
Slovakia	Wednesday, November 17, 2021	Freedom and Democracy Day
Slovakia	Friday, December 24, 2021	Christmas Eve
Slovenia	Friday, January 01, 2021	New Year’s Day
Slovenia	Monday, February 08, 2021	Culture Day
Slovenia	Monday, April 05, 2021	Easter Monday (Catholic)
Slovenia	Tuesday, April 27, 2021	Resistance Day
Slovenia	Friday, June 25, 2021	Sovereignty Day
Slovenia	Monday, November 01, 2021	All Saints’ Day
Slovenia	Friday, December 24, 2021	Christmas Eve
Slovenia	Friday, December 31, 2021	New Year’s Eve
South Africa	Friday, January 01, 2021	New Year’s Day
South Africa	Monday, March 22, 2021	Human Rights Day
South Africa	Friday, April 02, 2021	Good Friday
South Africa	Monday, April 05, 2021	Family Day
South Africa	Tuesday, April 27, 2021	Freedom Day

South Africa	Wednesday, June 16, 2021	Youth Day
South Africa	Monday, August 09, 2021	National Women’s Day
South Africa	Friday, September 24, 2021	Heritage Day
South Africa	Thursday, December 16, 2021	Day of Reconciliation
South Africa	Monday, December 27, 2021	Day of Goodwill Holiday
South Africa	Friday, December 31, 2021	New Year’s Eve
South Korea	Friday, January 01, 2021	New Year’s Day
South Korea	Thursday, February 11, 2021	Lunar New Year
South Korea	Friday, February 12, 2021	Lunar New Year
South Korea	Monday, March 01, 2021	Independence Movement Day
South Korea	Wednesday, May 05, 2021	Children’s Day
South Korea	Wednesday, May 19, 2021	Birthday of Buddha
South Korea	Monday, September 20, 2021	Korean Thanksgiving Day
South Korea	Tuesday, September 21, 2021	Korean Thanksgiving Day
South Korea	Wednesday, September 22, 2021	Korean Thanksgiving Day
Spain	Friday, January 01, 2021	New Year’s Day
Spain	Friday, April 02, 2021	Good Friday
Spain	Monday, April 05, 2021	Easter Monday
Spain	Friday, December 24, 2021	Christmas Eve
Spain	Friday, December 31, 2021	New Year’s Eve
Sri Lanka	Friday, January 01, 2021	CSE Customary Holiday
Sri Lanka	Thursday, January 14, 2021	Tamil Thai Pongal Day
Sri Lanka	Thursday, January 28, 2021	Duruthu Full Moon Poya Day
Sri Lanka	Thursday, February 04, 2021	Independence Day
Sri Lanka	Friday, February 26, 2021	Navam Full Moon Poya Day
Sri Lanka	Thursday, March 11, 2021	Mahasivarathri Day
Sri Lanka	Friday, April 02, 2021	Good Friday
Sri Lanka	Tuesday, April 13, 2021	Sinhala Tamil New Year Day
Sri Lanka	Wednesday, April 14, 2021	Sinhala Tamil New Year Day
Sri Lanka	Monday, April 26, 2021	Bak Full Moon Poya Day
Sri Lanka	Friday, April 30, 2021	May Day
Sri Lanka	Friday, May 14, 2021	Id-Ul-Fitr
Sri Lanka	Wednesday, May 26, 2021	Vesak Full Moon Poya Day
Sri Lanka	Thursday, May 27, 2021	Vesak Full Moon Poya Day
Sri Lanka	Thursday, June 24, 2021	Poson Full Moon Poya Day
Sri Lanka	Wednesday, July 21, 2021	Id-Ul-Alha Hadji Festival Day
Sri Lanka	Friday, July 23, 2021	Esala Full Moon Poya Day
Sri Lanka	Monday, September 20, 2021	Binara Full Moon Poya Day
Sri Lanka	Tuesday, October 19, 2021	Milad Un Nabi Birthday
Sri Lanka	Wednesday, October 20, 2021	Vap Full Moon Poya Day
Sri Lanka	Thursday, November 04, 2021	Deepavali
Sri Lanka	Thursday, November 18, 2021	IL Full Moon Poya Day
Sri Lanka	Friday, December 24, 2021	Christmas Day (Observed)
Sweden	Friday, January 01, 2021	New Year’s Day
Sweden	Tuesday, January 05, 2021	Eve of Epiphany
Sweden	Wednesday, January 06, 2021	Epiphany
Sweden	Thursday, April 01, 2021	Maundy Thursday
Sweden	Friday, April 02, 2021	Good Friday
Sweden	Monday, April 05, 2021	Easter Monday
Sweden	Friday, April 30, 2021	Walpurgis Night
Sweden	Wednesday, May 12, 2021	Ascension Eve
Sweden	Thursday, May 13, 2021	Ascension Day
Sweden	Friday, June 25, 2021	Midsummer’s Eve

Sweden	Friday, November 05, 2021	Eve of All Saints’
Sweden	Friday, December 24, 2021	Christmas Eve
Sweden	Friday, December 31, 2021	New Year’s Eve
Switzerland	Friday, January 01, 2021	New Year’s Day
Switzerland	Friday, April 02, 2021	Good Friday
Switzerland	Monday, April 05, 2021	Easter Monday
Switzerland	Thursday, May 13, 2021	Ascension Day
Switzerland	Monday, May 24, 2021	Whit Monday
Taiwan	Friday, January 01, 2021	New Year’s Day
Taiwan	Wednesday, February 10, 2021	Chinese New Year (Observed)
Taiwan	Thursday, February 11, 2021	Chinese New Year
Taiwan	Friday, February 12, 2021	Chinese New Year
Taiwan	Monday, February 15, 2021	Chinese New Year
Taiwan	Tuesday, February 16, 2021	Chinese New Year
Peace Memorial Day
Taiwan	Monday, March 01, 2021	(Observed)
Taiwan	Friday, April 02, 2021	Tomb-Sweeping Day
Taiwan	Monday, April 05, 2021	Tomb-Sweeping Day
Taiwan	Friday, April 30, 2021	Labor Day
Taiwan	Monday, June 14, 2021	Dragon Boat Festival
Taiwan	Monday, September 20, 2021	Mid-Autumn Festival
Taiwan	Tuesday, September 21, 2021	Mid-Autumn Festival
Taiwan	Monday, October 11, 2021	National Day (Observed)
Taiwan	Friday, December 31, 2021	New Year’s Day (Observed)
Tanzania	Friday, January 01, 2021	New Year’s Day
Tanzania	Tuesday, January 12, 2021	Zanzibar Revolution Day
Tanzania	Friday, April 02, 2021	Good Friday
Tanzania	Monday, April 05, 2021	Easter Monday
Tanzania	Wednesday, April 07, 2021	Karume Day
Tanzania	Monday, April 26, 2021	Union Day
Tanzania	Thursday, May 13, 2021	Eid-al-Fitr
Tanzania	Wednesday, July 07, 2021	Saba Saba
Tanzania	Thursday, October 14, 2021	Mwalimu Nyerere Day
Tanzania	Tuesday, October 19, 2021	Mawlid
Tanzania	Thursday, December 09, 2021	Independence Day
Thailand	Friday, January 01, 2021	New Year’s Day
Thailand	Friday, February 26, 2021	Makha Bucha
Thailand	Tuesday, April 06, 2021	Chakri Day
Thailand	Tuesday, April 13, 2021	Songkran
Thailand	Wednesday, April 14, 2021	Songkran
Thailand	Thursday, April 15, 2021	Songkran
Thailand	Monday, May 03, 2021	Labor Day
Thailand	Tuesday, May 04, 2021	Coronation Day
Thailand	Wednesday, May 26, 2021	Visakha Bucha
Thailand	Thursday, June 03, 2021	Queen Suthida’s Birthday
Thailand	Monday, July 26, 2021	Asalha Bucha (Observed)
Thailand	Wednesday, July 28, 2021	King Vajiralongkorn’s Birthday
Thailand	Thursday, August 12, 2021	The Queen’s Birthday
Thailand	Wednesday, October 13, 2021	Great Memorial Day
Thailand	Monday, October 25, 2021	Chulalongkorn Day (Observed)
Thailand	Monday, December 06, 2021	Father’s Day (Observed)
Thailand	Friday, December 10, 2021	Constitution Day
Thailand	Friday, December 31, 2021	New Year’s Eve

Tunisia	Friday, January 01, 2021	New Year’s Day
Tunisia	Thursday, January 14, 2021	Revolution National Day
Tunisia	Friday, April 09, 2021	Martyr Day
Tunisia	Thursday, May 13, 2021	Aid-el-Fitr
Tunisia	Friday, May 14, 2021	Aid-el-Fitr
Tunisia	Tuesday, July 20, 2021	Aid El Idha
Tunisia	Wednesday, July 21, 2021	Aid El Idha
Tunisia	Monday, August 09, 2021	Islamic New Year
Tunisia	Friday, August 13, 2021	Women National Day
Tunisia	Friday, October 15, 2021	Evacuation Day
Tunisia	Tuesday, October 19, 2021	Prophet’s Birthday
Turkey	Friday, January 01, 2021	New Year’s Day
Turkey	Friday, April 23, 2021	Children’s Day
Turkey	Wednesday, May 12, 2021	Ramadan Feast Eve Holiday
Turkey	Thursday, May 13, 2021	Religious Ramadan Holiday
Turkey	Friday, May 14, 2021	Religious Ramadan Holiday
Turkey	Wednesday, May 19, 2021	Youth and Sports Day
Turkey	Thursday, July 15, 2021	National Unity Day
Turkey	Monday, July 19, 2021	Religious Holiday Eve
Turkey	Tuesday, July 20, 2021	Religious Holiday
Turkey	Wednesday, July 21, 2021	Religious Holiday
Turkey	Thursday, July 22, 2021	Religious Holiday
Turkey	Friday, July 23, 2021	Religious Holiday
Turkey	Monday, August 30, 2021	Victory Day
Turkey	Thursday, October 28, 2021	Republic Day Eve Holiday
Turkey	Friday, October 29, 2021	Republic Day
Uganda	Friday, January 01, 2021	New Year’s Day
Uganda	Tuesday, January 26, 2021	Liberation Day
Uganda	Tuesday, February 16, 2021	Remembrance Day
Uganda	Monday, March 08, 2021	International Women’s Day
Uganda	Friday, April 02, 2021	Good Friday
Uganda	Monday, April 05, 2021	Easter Monday
Uganda	Thursday, May 13, 2021	Eid-al-Fitr
Uganda	Thursday, June 03, 2021	Martyr’s Day
Uganda	Wednesday, June 09, 2021	National Heroes’ Day
Uganda	Tuesday, July 20, 2021	Christmas Eve
Ukraine	Friday, January 01, 2021	New Year’s Day
Ukraine	Thursday, January 07, 2021	Christmas Day
Ukraine	Friday, January 08, 2021	Bridging Holiday
Ukraine	Saturday, January 16, 2021	Replacement Workday
Ukraine	Monday, March 08, 2021	Women’s Day
Ukraine	Monday, May 03, 2021	Labour Day
Ukraine	Tuesday, May 04, 2021	Easter Holiday
Ukraine	Monday, May 10, 2021	Victory Day (Observed)
Ukraine	Monday, June 21, 2021	Trinity Day (Observed)
Ukraine	Monday, June 28, 2021	Constitution Day
Ukraine	Monday, August 23, 2021	Bridging Holiday
Ukraine	Tuesday, August 24, 2021	Independence Day
Ukraine	Saturday, August 28, 2021	Replacement Workday
Ukraine	Thursday, October 14, 2021	Day of Defender of Ukraine
Ukraine	Monday, December 27, 2021	Christmas Day (Observed)
United Arab Emirates	Friday, January 01, 2021	New Year’s Day
United Arab Emirates	Wednesday, May 12, 2021	Eid-al-Fitr

United Arab Emirates	Thursday, May 13, 2021	Eid-al-Fitr
United Arab Emirates	Monday, July 19, 2021	Eid al-Adha
United Arab Emirates	Tuesday, July 20, 2021	Eid al-Adha
United Arab Emirates	Wednesday, July 21, 2021	Eid al-Adha
United Arab Emirates	Thursday, July 22, 2021	Eid al-Adha
United Arab Emirates	Tuesday, August 10, 2021	Islamic New Year
United Arab Emirates	Tuesday, October 19, 2021	Prophet’s Birthday
United Kingdom	Friday, January 01, 2021	New Year’s Day
United Kingdom	Friday, April 02, 2021	Good Friday
United Kingdom	Monday, April 05, 2021	Easter Monday
United Kingdom	Monday, May 03, 2021	Bank Holiday
United Kingdom	Monday, May 31, 2021	Bank Holiday
United Kingdom	Monday, August 30, 2021	Bank Holiday
United Kingdom	Friday, December 24, 2021	Christmas Eve
United Kingdom	Monday, December 27, 2021	Christmas Day (Observed)
United Kingdom	Tuesday, December 28, 2021	Boxing Day
United Kingdom	Friday, December 31, 2021	New Year’s Eve
United States	Friday, January 01, 2021	New Year’s Day
United States	Wednesday, January 20, 2021	Martin Luther King Jr. Day
United States	Monday, February 15, 2021	President’s Day
United States	Friday, April 02, 2021	Good Friday
United States	Monday, May 31, 2021	Memorial Day
United States	Friday, July 02, 2021	Independence Day (Observed)
United States	Monday, September 06, 2021	Labor Day
United States	Monday, October 11, 2021	Columbus Day
United States	Thursday, November 11, 2021	Veteran’s Day
United States	Thursday, November 25, 2021	Thanksgiving Day
United States	Friday, November 26, 2021	Day After Thanksgiving
Uruguay	Friday, January 01, 2021	New Year’s Day
Uruguay	Wednesday, January 06, 2021	Epiphany
Uruguay	Monday, February 15, 2021	Carnival
Uruguay	Tuesday, February 16, 2021	Carnival
Uruguay	Thursday, April 01, 2021	Holy Thursday
Uruguay	Friday, April 02, 2021	Good Friday
Uruguay	Monday, April 19, 2021	Landing Day
Uruguay	Monday, May 17, 2021	Las Piedras Battle Day
Uruguay	Wednesday, August 25, 2021	Independence Day
Uruguay	Monday, October 11, 2021	Columbus Day
Uruguay	Tuesday, November 02, 2021	All Souls’ Day
Venezuela	Friday, January 01, 2021	New Year’s Day
Venezuela	Monday, February 15, 2021	Carnival
Venezuela	Tuesday, February 16, 2021	Carnival
Venezuela	Thursday, April 01, 2021	Holy Thursday
Venezuela	Friday, April 02, 2021	Good Friday
Venezuela	Monday, April 19, 2021	Declaration of Independence
Venezuela	Thursday, June 24, 2021	Battle of Carabobo
Venezuela	Monday, July 05, 2021	Independence Day
Venezuela	Tuesday, October 12, 2021	Indigenous Resistance Day
Venezuela	Friday, December 24, 2021	Christmas Eve
Venezuela	Friday, December 31, 2021	New Year’s Eve
Vietnam	Friday, January 01, 2021	New Year’s Day
Vietnam	Thursday, February 11, 2021	Lunar New Year
Vietnam	Friday, February 12, 2021	Lunar New Year’s Eve

Vietnam	Monday, February 15, 2021	Lunar New Year 3rd Day
Vietnam	Tuesday, February 16, 2021	Lunar New Year 4th Day
Vietnam	Wednesday, February 17, 2021	Lunar New Year 5th Day
Vietnam	Wednesday, April 21, 2021	Hung King Day
Vietnam	Friday, April 30, 2021	Liberation Day
Vietnam	Monday, May 03, 2021	Labour Day
Vietnam	Thursday, September 02, 2021	National Day Holidays
Vietnam	Friday, September 03, 2021	National Day Holidays
Zambia	Friday, January 01, 2021	New Year’s Day
Zambia	Monday, March 08, 2021	International Women’s Day
Zambia	Friday, March 12, 2021	Youth Day
Zambia	Friday, April 02, 2021	Good Friday
Zambia	Monday, April 05, 2021	Easter Monday
Zambia	Tuesday, May 25, 2021	Africa Freedom Day
Zambia	Monday, July 05, 2021	Heroes’ Day
Zambia	Tuesday, July 06, 2021	Unity Day
Zambia	Monday, August 02, 2021	Farmers’ Day
Zambia	Monday, October 18, 2021	Prayer Day
Zambia	Monday, October 25, 2021	Independence Day (Observed)
Zimbabwe	Friday, January 01, 2021	New Year’s Day
Zimbabwe	Monday, February 22, 2021	National Youth Day (Observed)
Zimbabwe	Friday, April 02, 2021	Good Friday
Zimbabwe	Monday, April 05, 2021	Easter Monday
Zimbabwe	Monday, April 19, 2021	Independence Day (Observed)
Zimbabwe	Tuesday, May 25, 2021	Africa Day
Zimbabwe	Monday, August 09, 2021	Heroes’ Day
Zimbabwe	Tuesday, August 10, 2021	Defense Forces Day
Zimbabwe	Wednesday, December 22, 2021	Unity Day
Zimbabwe	Monday, December 27, 2021	Boxing Day (Observed)

Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. If an entity or arrangement treated as a partnership for U.S. federal income tax purposes holds shares of the Fund, the U,S, federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and activities of the partnership. All shareholders (and partners in a partnership that is a shareholder) should consult a qualified tax advisor regarding their investment in the Fund.

The Fund has qualified and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses may be carried forward indefinitely and retain the character of the original loss. Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income if any, will be made quarterly and net capital gain, if any, will be made annually no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M of the code in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations (currently, at a maximum rate of 21%). Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund. Distributions by the Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) a shareholder’s tax basis in his or her shares of the Fund and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain; regardless of the length of time the shares of the Fund have been held by such shareholders.

The Fund may be able to report a portion of its income as “qualified dividend income,” which, if certain conditions, including holding period requirements, are met by the Fund and the shareholders, is taxable to noncorporate shareholders at rates of up to 20%. In general, dividends may be reported by the Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund. Qualified dividend income is, in general, dividend income from U.S. corporations and certain foreign corporations (i.e., certain foreign corporations incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., and certain other foreign corporations if the stock with respect to which the dividend is paid is readily tradable on an established securities market in the U.S.). Passive foreign investment companies are not qualified foreign corporations for this purpose, and dividends received by the Fund from REITs generally are not expected to qualify for treatment as qualified dividend income.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund, to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in his or her Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in cash or additional shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax (currently, as a 24% rate) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The Fund (or its administrative agent) is required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO or some other specific identification method. Unless you instruct otherwise, the Fund will use average cost as its default cost basis method. If average cost is used for the first sale of shares, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

Foreign (Non-U.S.) Shareholders

The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, trusts and estates). Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign (non-U.S.) tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty) and the possibility they may be subject to U.S. estate tax. A portion of the Fund’s distributions received by a foreign (non-U.S.) shareholder may, however, be exempt from U.S. withholding tax to the extent properly reported by the Fund as attributable to U.S. source interest income and short-term capital gains. If a foreign (non-U.S.) shareholder is eligible for a reduced rate of withholding tax under an applicable tax treaty, the foreign (non-U.S.) shareholder will be required to provide an applicable IRS Form W-8 certifying its entitlement to benefits under the treaty in order to obtain a reduced rate of withholding tax. However, if the distributions are effectively connected with a U.S. trade or business of the foreign (non-U.S.) shareholder (or, if an income tax treaty applies, attributable to a permanent establishment in the United States of the foreign (non-U.S.) shareholder), then the distributions will be subject to U.S. federal income tax at the rates applicable to U.S. persons, plus, in certain cases where the foreign (non-U.S.) shareholder is a corporation, a branch profits tax at a 30% rate (or lower rate provided in an applicable treaty). If the foreign (non-U.S.) shareholder is subject to such U.S. income tax on a distribution, then the Fund is not required to withhold U.S. federal tax if the foreign (non-U.S.) shareholder complies with applicable certification and disclosure requirements.

Ordinary dividends, paid to a foreign (non-U.S.) shareholder that fails to make certain required certifications, or that is a “foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471, are generally subject to a U.S. withholding tax at a 30% rate. A foreign (non-U.S.) shareholder may be exempt from the withholding described in this paragraph under an intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement. While withholding described in this paragraph would have applied also to payments of gross proceeds from the sale or other disposition of shares on or after January 1, 2019, recently proposed Treasury regulations eliminate such withholding on payments of gross proceeds entirely. Taxpayers generally may rely on these proposed Treasury regulations until final Treasury regulations are issued.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Passive Foreign Investment Companies

Investment by the Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”), in which case the Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Fund also may make an election to “mark to market” the gains (and to a limited extent losses) in such holdings as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Foreign Currency Transactions

The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has selected RSM US LLP, located at 555 17th Street, Suite 1200, Denver, CO 80202, as its independent registered public accounting firm for the current fiscal period. The firm provides services including (i) audit of annual financial statements and providing other audit, tax and related services for the Fund.

LEGAL COUNSEL

Blank Rome, LLP, located at 1271 Avenue of the Americas, New York, NY 10020, serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The financial statements of the Fund included in the Fund’s most recent annual reports to shareholders for the fiscal year ended October 31, 2020 , including the notes thereto and reports of the independent registered public accounting firm thereon, are incorporated by reference into this SAI. These financial statements include the Fund’s schedule of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights and notes. You may obtain a copy of the Fund’s annual or semi-annual report by calling the Fund at 1-866-866-4848.

Adviser and Sub-Adviser Proxy Voting Policies and Procedures

REGENTS PARK FUNDS, LLC

Proxy Voting Policy

Adopted: December 31, 2020

16	Proxy Voting

Each Fund exercises its proxy voting rights with regard to the companies in that Fund’s investment portfolio, with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

In general, Regents Park believes that each sub-adviser, which selects the individual companies that are part of each Fund’s portfolio, is the most knowledgeable and best suited to make decisions about proxy votes. Therefore, Regents Park defers to and relies on the sub-adviser, as appropriate, to make decisions on casting proxy votes that are in the best interest of the clients.

16.1	Proxy Voting Policy

It is the policy of Regents Park to identify any potential conflicts of interest prior to the voting of any proxies. When reviewing proxy proposals, the CCO will monitor for conflicts of interest. If the proposal falls within our predetermined voting guidelines, we will vote according to the guidelines. If a conflict is identified, Regents Park may disclose the conflict to the applicable clients or contact a third party to advise Regents Park to determine the vote and/or provide voting recommendations.

It is feasible that from time to time a potential conflict of interest may arise in the voting of proxies. Such conflicts may occur if an adviser manages a pension plan, administers employee benefit plans, or provides brokerage, underwriting, insurance, or banking services to a company whose management is soliciting proxies. Failure to vote in favor of management may harm the adviser’s relationship with the company. The adviser may also have relationships with participants in proxy contests, corporate directors or candidates for directorships. For example, an executive of the adviser may have a spouse or other close relative who serves as a director or executive of a company. Another potential conflict of interest would be voting for an increase in 12b-1 fees when this is a source of compensation for advisers.

16.2	Proxy and Mirror Voting

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies. Section 12(d)(1)(A) states that a registered investment company may not invest in the securities of another investment company if the acquiring company owns more than 3% of the total outstanding voting securities of the acquired company; the acquiring company owns securities issued by the acquired company with an aggregate value greater than 5% of its total assets; or the acquiring company owns securities issued by the acquired company and all other investment companies having an aggregate value greater than 10% of the value of its total assets.

Mirror Voting

Regents Park may invest in other investment companies in excess of the limitations in section 12(d)(1) of the 1940 Act. In order to benefit from the safe harbor of section 12(d)(1)(F), these Funds must mirror vote proposals on proxies issued by underlying investment companies.

Mirror voting means that the Fund votes its shares in the same proportion that all shares of the ETFs are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act.

In addition, the Funds may invest in underlying investment companies in excess of the limitations prescribed within the 12d-1 safe-harbor. Such Funds may participate in exemptive orders of underlying investment companies to the extent the Trust have signed the requisite participation agreements.

If an ETF invests in an underlying fund (i.e open end mutual fund) that does not have an exemptive order allowing investing funds to exceed the 12-d-1 safe harbor, Regents Park will then mirror vote proxies received from the Underlying in order to rely on section 12(d)(1)(F).

Regents Park provides quarterly certifications with respect to its adherence to its proxy voting and exemptive order policies and procedures.

16.3	Form N-PX

Except with respect to sub-advised Funds, the Adviser is responsible for voting proxies for all portfolio securities of the Funds and keeping certain records relating to how the proxies were voted as required by the Advisers Act. The Adviser and the Sub-Adviser shall provide a complete voting record for the Funds, as requested.

Annual Report of Proxy Voting Record

Form N-PX is used by Funds to file reports with the SEC containing the Fund’s proxy voting record for the most recent 12-month period ending June 30. The Form must be filed not later than August 31 of each year. The following information must be collected for the Trust separately for Fund in order to complete and file Form N-PX:

1.	The name of the issuer of the Fund security.

2.	The exchange ticker symbol of the Fund security.

3.	The CUSIP number (may be omitted if not available through reasonably practicable means);

4.	The shareholder meeting date.

5.	A brief description of the matter voted on.

6.	Whether the matter was proposed by the issuer or the security holder.

7.	Whether the Fund cast its vote on the matter.

8.	How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors).

9.	Whether the Fund cast its vote for or against management

10.	The Funds may invest in other mutual funds and ETFs, which have no requirement to have an annual meeting. Therefore, proxy votes on mutual funds and ETFs are rare.

16.4	Compliance Process

1.	The Fund manager shall complete a Form N-PX Report at the time a Fund manager votes proxies on behalf of a Fund.

2.	The Fund manager shall keep one copy of each completed of the Form N-PX Report and deliver a copy to the Chief Compliance Officer.

3.	At least 30 days prior to August 31, the Chief Compliance Officer shall review the Adviser’s corporate action records to determine whether any proxy votes were cast on behalf of the Fund for which reports were not filed. If an unreported vote is discovered, the Chief Compliance Officer shall contact the Fund manager for an explanation and documentation.

4.	The Chief Compliance Officer shall compile all Form N-PX reports submitted for the 12-month period ended June 30 and complete Form N-PX.

5.	Completed Form N-PX shall be sent to the Administrator who shall file Form N-PX with the SEC.

16.5	Recordkeeping

Regents Park will maintain the following records relating to our proxy voting procedures:

1.	Our proxy voting procedures and policies, and all amendments.

2.	All proxy statements received regarding client securities (provided however, that Regents Park may rely on the proxy statement filed on EDGAR as its records).

3.	A record of all votes cast on behalf of clients.

4.	Records of all client requests for proxy voting information.

5.	Any documents prepared by Regents Park that were material to making a decision how to vote or that memorialized the basis for the decision; and

6.	All records relating to requests made to clients regarding conflicts of interest in voting the proxy.

7.	Documentation to support the method selected to resolve potential or actual conflicts of interests relating to a proxy proposal.

16.6	Pre-Trade Procedures for Funds of Funds

Regents Park may invest in series of other investment companies, including, but not limited to, mutual funds, closed end funds and ETFs (each an “Underlying Fund”). Fund investments in Underlying Funds are governed by Section 12d-1 of the 1940 Act, which restricts the amount that one investment company can invest in another.

By adopting “mirror voting” policies, Regents Park may rely on the safe harbor of Section 12d-1F of the 1940 Act, which permits broader latitude to invest in Underlying Funds.

In addition, Regents Park may further exceed the restrictions on investing in Underlying Funds through exemptive relief with the SEC. Regents Park has the ability to invest in Underlying Funds beyond the Section 12d-1F safe harbor, without directly obtaining an exemptive order, by participating in the exemptive orders of Underlying Funds (ETFs, mostly).

16.7	Oversight/Monitoring of SEC Exemptive Order Conditions

Prior to purchasing shares in an underlying ETF, mutual fund or closed end fund (and certain other investment companies), Regents Park will (1) ascertain the AUM of the underlying fund; (2) determine if the purchase would result in the Fund owning 3% or more of the outstanding shares of the underlying fund; and if not, whether any other Fund advised by Regents Park and other investment company accounts under its investment discretion own shares in the underlying fund; (3) will all Funds advised by Regents Park and other investment company accounts under Regents Park investment discretion, in the aggregate, including the anticipated purchase, own 3% or more of the outstanding shares of the underlying fund. If not, Regents Park can make the purchase.

As the Advisor, Regents Park conducts post-trade portfolio compliance monitoring that includes monitoring for certain aspects of Section 12d-1 compliance, such as the three percent limit on a Fund’s ownership of the outstanding shares of an Underlying Fund.

The CCO or designee must ensure pre-trade compliance with investment restrictions under Section 12d-1 and must report compliance with said Section to the board on a quarterly basis.

16.8	Exchange Listing Compliance for ETFs

As long as each Fund operates in reliance on the applicable Exemptive Order, its shares must be listed on a national securities exchange.

Regents Park shall semi-annually review compliance of each Fund with the listing exchange’s requirements for continued listing and shall confirm payment of all listing fees. Regents Park shall promptly share any communications from the listing exchange with the Chief Compliance Officer and Trust Counsel.

Affinity Investment Advisors, LLC Proxy Voting Procedures

Affinity Investment Advisors, LLC (Affinity) considers proxy voting an important responsibility in its role as an investment advisor. The guidelines set forth below are to be followed in discharging our responsibilities as a fiduciary in voting proxies for clients who choose not to vote for themselves. These procedures also ensure that plan fiduciaries have the ability to review how proxies were voted in compliance with the Employee Retirement Income Security Act of 1974 (“ERISA”).

●	Affinity takes steps to ensure that reasonable efforts are made inasmuch that voting should take place in a timely fashion and that the firm casts all proxy votes.

●	We use reasonable efforts to do a thorough analysis of the issues and their potential impact on shareholder value in order to cast an informed vote.

●	Proxy information is maintained in a file with a record of how the proxy vote was cast.

●	Affinity acknowledges its responsibility to vote proxies in a manner that ensures the exclusive benefit for the clients. The firm casts such proxy votes to advance the economic interests of our clients and protect their rights as beneficial owners of the corporations in whose securities we invest.

●	Affinity is not required to vote every client proxy and refraining from voting should not necessarily be construed as a violation of Affinity’s fiduciary obligations. Affinity shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the client’s best interest, such as when an adviser’s analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client (i.e., casting a vote on a foreign security may require that the adviser engage a translator or travel to a foreign country to vote in person). Such position also complies with Interpretive Bulletin 94-2 of the DOL.

●	As a default, proxies are generally voted by Broadridge in accordance with Glass Lewis recommendations. However, Affinity retains ultimate decision making authority with respect to the voting of client proxies and reserves the right to override Glass Lewis recommendations.

●	Affinity generally votes non-shareholder value issues in alignment with management so long as there is no conflict with shareholder value. Examples of issues which pose a conflict with shareholder value would be poison pills and other anti-takeover measures. Even if the proposal is recommended by management, Affinity would vote against the measure.

●	Reasonable efforts are made to inform the portfolio management team of the proxy materials.

●	The portfolio management team shall be responsible for making voting decisions with respect to all client proxies, where a proxy is not voted in accordance with Glass Lewis recommendations. Such decisions shall be in writing and provided to the Chief Compliance Officer who will then ensure that such proxy votes are submitted in a timely manner.

●	In the event there is a potential conflict of interest in a ballot, we will obtain a third-party to vote in the best interest of our clients.

●	For any client who has provided specific voting instruction, Affinity shall vote that client’s proxy in accordance with the client’s written instructions.

●	Affinity will vote all proxies for the mutual fund.

●	Affinity will be responsible for filing the Form NPX.

APPENDIX B

DESCRIPTION OF SECURITIES RATINGS

The ratings of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P Global Ratings”) and Fitch Ratings (“Fitch”) represent their respective opinions as of the date they are expressed and not statements of fact as to the quality of various long-term and short-term debt instruments they undertake to rate. It should be emphasized that ratings are general and are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield. Ratings do not constitute recommendations to buy, sell, or hold any security, nor do they comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of any payments of any security.

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Ratings – S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation ratings are based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

“NR” – This designation indicates that Fitch does not publicly rate the associated issuer or issue.

“WD” – This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The “R-1” and “R-2” rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Local Currency and Foreign Currency Ratings - S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings but are instead rated in the “B” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” – Denotes that Fitch does not publicly rate the associated issue or issuer.

“WD” – Indicates that the rating has been withdrawn and is no longer maintained by Fitch.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than “AAA” and “D” also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” – Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

●	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3” – while speculative grade short-term obligations are designated “SG”. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.

Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, and/or security. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers and/or securities can change. Credit ratings are also based on approved and applicable methodologies, models and criteria (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market but there are a limited number of rating categories for the possible slight risk differentials that exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

PART C

OTHER INFORMATION

Item 28.		Financial Statements and Exhibits

(a)	(1)	Amended Agreement and Declaration of Trust dated May 28, 2019 is incorporated herein by reference to the Registrant’s Registration Statement filed on August 28, 2019.
	(2)	Certificate of Trust as filed with the State of Delaware on June 8, 2012 is incorporated herein by reference to the Registrant’s Registration Statement filed on June 28, 2012.

(b)		Registrant’s Amended and Restated By–Laws is incorporated herein by reference to the Registrant’s Registration Statement filed on September 25, 2018.

(c)		Instruments Defining Rights of Security Holders – see relevant portions of Certificate of Trust and By-Laws

(d)	(1)	Amended and Restated Investment Advisory Agreement between Registrant and Superfund Advisors, Inc. with respect to the Superfund Managed Futures Strategy Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on December 23, 2015.
	(2)	Investment Advisory Agreement between Registrant and Redwood Investment Management, LLC with respect to the Redwood Managed Volatility Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on October 22, 2013.
	(3)	Amended and Restated Investment Advisory Agreement between Registrant and IronHorse Capital, LLC with respect to the Conductor Global Equity Value Fund (formerly called the Conductor Global Fund) is incorporated herein by reference to the Registrant’s Registration Statement filed on October 22, 2015.
	(4)	Investment Advisory Agreement between Registrant and Anfield Capital Management, LLC, with respect to the Anfield Universal Fixed Income Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on August 11, 2014.
	(5)	Investment Advisory Agreement between Registrant and Redwood Investment Management, LLC with respect to the Redwood Managed Volatility Portfolio is incorporated herein by reference to the Registrant’s Registration Statement filed on August 22, 2014.
	(6)	Investment Advisory Agreement between Registrant and Hanlon Investment Management, Inc., with respect to the Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on August 12, 2015.
	(7)	Amended Exhibit A to Investment Advisory Agreement between Registrant and Redwood Investment Management, LLC with respect to the Redwood Managed Volatility Portfolio is incorporated herein by reference to the Registrant’s Registration Statement filed on July 24, 2015.
	(8)	Investment Advisory Agreement between Registrant and Holbrook Holdings, Inc. with respect to the Holbrook Income Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on June 13, 2016.
	(9)	Amended Exhibit A to Investment Advisory Agreement between Registrant and IronHorse Capital, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on August 28, 2019.
	(10)	Investment Advisory Agreement between Registrant and Redwood Investment Management, LLC dated February 21, 2017 is incorporated herein by reference to the Registrant’s Registration Statement filed on March 8, 2017.
	(11)	Investment Advisory Agreement between Registrant and Recurrent Investment Advisors, LLC with respect to the Recurrent Natural Resources Fund and the Recurrent MLP & Infrastructure Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on October 24, 2017.

	(12)	Investment Advisory Agreement between Registrant and Regents Park Funds, LLC with respect to the Anfield Capital Diversified Alternatives ETF and Affinity World Leaders Equity ETF is incorporated herein by reference to the Registrant’s Registration Statement filed on December 27, 2017.
	(13)	Investment Sub-advisory Agreement between Registrant and Anfield Capital Management, LLC with respect to the Anfield Capital Diversified Alternatives ETF is incorporated herein by reference to the Registrant’s Registration Statement filed on December 27, 2017.
	(14)	Amended Exhibit A to the Investment Advisory Agreement dated February 21, 2017 between Registrant and Redwood Investment Management, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on August 28, 2019.
	(15)	Investment Sub-Advisory Agreement between Registrant and Affinity Investment Advisors LLC with respect to the Affinity World Leaders Equity ETF is incorporated herein by reference to the Registrant’s Registration Statement filed on December 27, 2017.
	(16)	Investment Advisory Agreement between Registrant and Wealthfront Strategies, LLC (formerly, WFAS, LLC) with respect to the Wealthfront Risk Parity Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on January 16, 2018.
	(17)	Amended Exhibit A to Investment Advisory Agreement between Registrant and Regents Park Funds, LLC with respect to the Anfield Universal Fixed Income ETF is incorporated herein by reference to the Registrant’s Registration Statement filed on August 29, 2018.
	(18)	Investment Sub-advisory Agreement between Registrant and Anfield Capital Management, LLC with respect to the Anfield Universal Fixed Income ETF is incorporated herein by reference to the Registrant’s Registration Statement filed on August 29, 2018.
	(19)	Investment Advisory Agreement between Registrant and Redwood Investment Management, LLC with respect to the LeaderShares AlphaFactor US Core Equity ETF is incorporated herein by reference to the Registrant’s Registration Statement filed on September 25, 2018.
	(20)	Second Amendment to Investment Advisory Agreement between Registrant and Wealthfront Strategies LLC with respect to the Wealthfront Risk Parity Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28, 2019.
	(21)	Amended Exhibit A to the Investment Advisory Agreement between Registrant and Regents Park Funds, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on November 15, 2019.
	(22)	Amended Exhibit A to the Investment Sub-advisory Agreement between Registrant and Anfield Capital Management, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on November 15, 2019.
	(23)	Amended Exhibit A to the Amended and Restated Investment Advisory Agreement between Registrant and Redwood Investment Management, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on October 13, 2020.
	(24)	Amended Exhibit A to the Investment Advisory Agreement between Registrant and Regents Park Funds, LLC reflecting the addition of the Anfield Capital Management Extended Yield ETF to be filed by subsequent amendment.
	(25)	Amended Exhibit A to the Investment Sub-advisory Agreement between Registrant and Anfield Capital Management, LLC reflecting the addition of the Anfield Capital Management Extended Yield ETF to be filed by subsequent amendment.

(e)	(1)	Underwriting Agreement between Registrant and Northern Lights Distributors, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on April 24, 2019.
	(2)	ETF Distribution Agreement between Registrant and Northern Lights Distributors, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on April 24, 2019.
(f)		Bonus or Profit Sharing Contracts – None

(g)	(1)	Amended and Restated Global Custody Agreement between the Registrant and MUFG Union Bank, N.A. is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28, 2020.
	(2)	Custodial Agreement between the Registrant and Huntington Bank, N.A. is incorporated herein by reference to the Registrant’s Registration Statement filed on February 27, 2015.

	(3)	Custodial Agreement between the Registrant and The Bank of New York Mellon is incorporated herein by reference to the Registrant’s Registration Statement filed on August 12, 2015.
	(4)	Custodian and Transfer Agent Agreement between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to the Registrant’s Registration Statement filed on September 26, 2017.
	(5)	Custody Agreement between the Registrant and U.S. Bank, N.A. is incorporated herein by reference to the Registrant’s Registration Statement filed on January 16, 2018.

(h)	(1)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on October 26, 2012.
	(2)	Amended Consulting Agreement between the Registrant and Northern Lights Compliance Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28. 2017.
	(3)	Expense Limitation Agreement between the Registrant and Redwood Investment Management, LLC dated September 18, 2013, with respect to the Redwood Managed Volatility Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on October 22, 2013.
	(4)	Expense Limitation Agreement between the Registrant and IronHorse Capital, LLC with respect to the Conductor Global Equity Value Fund (formerly called the Conductor Global Fund) is incorporated herein by reference to the Registrant’s Registration Statement filed on December 20, 2013.
	(5)	Fee Waiver Agreement between Registrant and Anfield Capital Management, LLC, with respect to the Anfield Universal Fixed Income Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28, 2014.
	(6)	Expense Limitation Agreement between Registrant and Anfield Capital Management, LLC, with respect to the Anfield Universal Fixed Income Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on August 11, 2014.
	(7)	Amended Expense Limitation Agreement dated September 18, 2014 between the Registrant and Redwood Investment Management, LLC with respect to the Redwood Managed Volatility Portfolio is incorporated herein by reference to the Registrant’s Registration Statement filed on September 25, 2018.
	(8)	Expense Limitation Agreement between Registrant and Anfield Capital Management, LLC with respect to the Affinity Small Cap Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on July 24, 2015.
	(9)	Expense Limitation Agreement between Registrant and Hanlon Investment Management, Inc., with respect to the Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on August 12, 2015.
	(10)	Appendix A to Expense Limitation Agreement between Registrant and Redwood Investment Management, LLC with respect to the Redwood Managed Volatility Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on July 24, 2015.
	(11)	Expense Limitation Agreement between Registrant and Holbrook Holdings, Inc. with respect to the Holbrook Income Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on June 13, 2016.
	(12)	Amended Appendix A to Expense Limitation Agreement between Registrant and Hanlon Investment Management, Inc., with respect to the Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on May 31, 2016.
	(13)	Amended Appendix A to Expense Limitation Agreement between Registrant and IronHorse Capital, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on August 28, 2019.
	(14)	Expense Limitation Agreement dated February 21, 2017 between the Registrant and Redwood Investment Management, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on March 8, 2017.

	(15)	Expense Limitation Agreement between Registrant and Recurrent Investment Advisors, LLC with respect to the Recurrent Natural Resources Fund and the Recurrent MLP & Infrastructure Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on October 24, 2017.
	(16)	Expense Limitation Agreement between the Registrant and Regents Park Funds, LLC with respect to the Anfield Capital Diversified Alternatives ETF is incorporated herein by reference to the Registrant’s Registration Statement filed on September 26, 2017.
	(17)	Amended Appendix A to Expense Limitation Agreement dated February 21, 2017 between the Registrant and Redwood Investment Management, LLC with respect to the Redwood AlphaFactor Core Equity Fund, Redwood AlphaFactor Tactical Core Fund, Redwood Managed Municipal Income Fund, Redwood Activist Leaders Fund, Redwood AlphaFactor Tactical International Fund and Redwood Systematic Macro Trend (“SMarT”) Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on November 1, 2017.
	(18)	ETF Fund Services Agreement between the Registrant and Gemini Fund Services, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on September 26, 2017.
	(19)	Amended Appendix A to the Expense Limitation Agreement between Registrant and Anfield Capital Management, LLC, with respect to the Anfield Universal Fixed Income Fund is incorporated herein by reference to the Registrant's Registration Statement filed on February 26, 2021.
	(20)	Amended Appendix A to the Expense Limitation Agreement between the Registrant and Regents Park Funds, LLC with respect to the Anfield Capital Diversified Alternatives ETF, Anfield Universal Fixed Income ETF , Anfield Dynamic Fixed Income ETF, Affinity World Leaders Equity ETF and Anfield U.S. Equity Sector Rotation ETF is incorporated herein by reference to the Registrant's Registration Statement filed on February 26, 2021.
	(21)	Amended Appendix A to the Expense Limitation Agreement dated September 18, 2013 between Registrant and Redwood Investment Management, LLC, with respect to the Redwood Managed Volatility Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28, 2018.
	(22)	Expense Limitation Agreement between the Registrant and Superfund Advisors, Inc. is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28, 2019.
	(23)	Fee Waiver Agreement between Registrant and Superfund Advisors, LLC, with respect to the Superfund Managed Futures Strategy Fund is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28, 2019.
	(24)	Expense Limitation Agreement between the Registrant and Regents Park Funds, LLC reflecting the addition of the Anfield U.S. Equity Sector Rotation ETF and the Anfield Dynamic Fixed Income ETF is incorporated herein by reference to the Registrant’s Registration Statement filed on November 15, 2019.
(25)

Amended Appendix A to the Expense Limitation Agreement between the Registrant and Regents Park Funds, LLC reflecting the addition of Anfield Capital Management Extended Yield ETF to be filed by subsequent amendment.

(i)	(1)	Legal Opinion and Consent is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28, 2020.
	(2)	Amended Appendix A to the Legal Opinion and Consent is incorporated herein by reference to the Registrant’s Registration Statement filed on October 13, 2020.
	(3)	Amended Appendix A to the Legal Opinion and Consent reflecting the addition of Anfield Capital Management Extended Yield ETF to be filed by subsequent amendment.

(j)	(1)	Consent of Independent Public Accounting Firm is filed herewith
	(2)	Powers of Attorney are incorporated herein by reference to the Registrant’s Registration Statement filed on August 10, 2017.
	(3)	Resolution of the Board Authorizing Use of Powers of Attorney is incorporated herein by reference to the Registrant’s Registration Statement filed on September 16, 2016.

(k)		Omitted Financial Statements – None

(l)	(1)	Subscription Agreement is incorporated herein by reference to the Registrant’s Registration Statement filed on October 26, 2012.
	(2)	Form of Authorized Participation Agreement is incorporated herein by reference to the Registrant’s Registration Statement filed on September 26, 2017.

(m)	(1)	Class A Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 is incorporated herein by reference to the Registrant’s Registration Statement filed on October 22, 2013.
	(2)	Class C Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 is incorporated herein by reference to the Registrant’s Registration Statement filed on October 22, 2013.
	(3)	Class R Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 is incorporated herein by reference to the Registrant’s Registration Statement filed on October 22, 2013.
	(4)	Class N Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 is incorporated herein by reference to the Registrant’s Registration Statement filed on October 22, 2013.
	(5)	Amended Exhibit A to Class A Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 is incorporated herein by reference to the Registrant’s Registration Statement filed on December 2, 2016.
	(6)	Amended Exhibit A to Class C Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 is incorporated herein by reference to the Registrant’s Registration Statement filed on December 2, 2016.
	(7)	Amended Exhibit A to Class R Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28, 2017.
	(8)	Amended Exhibit A to Class N Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 is incorporated herein by reference to the Registrant’s Registration Statement filed on November 1, 2017.
	(9)	Investor Class Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 is incorporated herein by reference to the Registrant’s Registration Statement filed on May 31, 2016.
	(10)	Amended Exhibit A to Investor Class Master Distribution and Shareholder Servicing Plan Pursuant to Rule 12b-1 is incorporated herein by reference to the Registrant’s Registration Statement filed on December 2, 2016.
	(11)	ETF 12b-1 Distribution Plan Pursuant to Rule 12b-1 is incorporated herein by reference to the Registrant’s Registration Statement filed on December 27, 2017.
	(12)	Amended Schedule A to ETF 12b-1 Distribution Plan Pursuant to Rule 12b-1 is incorporated herein by reference to the Registrant’s Registration Statement filed on October 13, 2020.
	(13)	Amended Schedule A to ETF 12b-1 Distribution Plan Pursuant to Rule 12b-1 reflecting the LeaderShares Activist Leaders ETF and the LeaderShares AlphaFactor Tactical Focused ETF, to be filed by subsequent amendment.

(n)	(1)	Amended Rule 18f-3 Plan is incorporated herein by reference to the Registrant’s Registration Statement filed on October 22, 2013.
	(2)	Amended Appendix A to Rule 18f-3 Plan is incorporated herein by reference to the Registrant’s Registration Statement filed on October 13, 2020.

(o)		Reserved

(p)	(1)	Code of Ethics for the Trust is incorporated herein by reference to the Registrant’s Registration Statement filed on October 26, 2012.
	(2)	Code of Ethics for Northern Lights Distributors, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28, 2020.
	(3)	Code of Ethics for Anfield Capital Management, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on September 25, 2018.

(4)	Code of Ethics for Superfund Advisors, Inc. is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28, 2020.
(5)	Code of Ethics for Redwood Investment Management, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28, 2020.
(6)	Code of Ethics for IronHorse Capital, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28, 2018.
(7)	Code of Ethics for Affinity Investment Advisors is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28, 2020.
(8)	Code of Ethics for Hanlon Investment Management, Inc. is incorporated herein by reference to the Registrant’s Registration Statement filed on August 12, 2015.
(9)	Code of Ethics for Holbrook Holdings, Inc. is incorporated herein by reference to the Registrant’s Registration Statement filed on June 13, 2016.
(10)	Code of Ethics for Recurrent Investment Advisors, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28, 2020.
(11)	Code of Ethics for Regents Park Funds, LLC is incorporated herein by reference to the Registrant’s Registration Statement filed on February 28, 2020.
(12)	Code of Ethics for Wealthfront Strategies, LLC (formerly, WFAS, LLC) is incorporated herein by reference to the Registrant’s Registration Statement filed on January 16, 2018.

Item 29. Control Persons.

None.

Item 30. Indemnification.

Article VIII, Section 2(a) of the Amended Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in the Amended Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) of the Amended Agreement and Declaration of Trust provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Amended Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 11 of the Investment Advisory Agreement between Registrant and Superfund Advisors, Inc. (“Superfund”), incorporated herein by reference to exhibit (d)(1), provides for the indemnification of Superfund against certain losses.

Section 5 of the Investment Advisory Agreements between Registrant and Redwood Investment Management, LLC (“Redwood”), incorporated herein by reference to exhibits (d)(2), (d)(5), (d)(11), and (d)(20) provides for the indemnification of Redwood against certain losses.

Section 5 of the Investment Advisory Agreement between Registrant and IronHorse Capital, LLC (“IronHorse”), incorporated herein by reference to exhibit (d)(3), provides for the indemnification of IronHorse against certain losses.

Section 5 of the Investment Advisory Agreement between Registrant and Anfield Capital Management, LLC (“Anfield”), incorporated herein by reference to exhibit (d)(4), and the Sub-Advisory Agreements between Registrant, Anfield and Regents Park Funds, LLC (“Regents Park”), incorporated herein by reference to exhibit (d)(14) and (d)(19), provide for the indemnification of Anfield against certain losses.

Section 5 of the Sub-Advisory Agreement between Registrant, Affinity Investment Advisors, LLC (“Affinity”) and Anfield and Regents Park, respectively, incorporated herein by reference to exhibit (d)(16), provides for the indemnification of Affinity against certain losses.

Section 5 of the Advisory Agreement between Registrant and Hanlon Investment Management, Inc. (“Hanlon”), incorporated herein by reference to exhibit (d)(6), provides for the indemnification of Hanlon against certain losses.

Section 5 of the Advisory Agreement between Registrant and Holbrook Holdings, Inc., incorporated herein by reference to exhibit (d)(9), provides for the indemnification of Holbrook against certain losses.

Section 5 of the Advisory Agreement between Registrant and Regents Park Funds, LLC (“Regents Park”) incorporated herein by reference to exhibit (d)(13) provides for the indemnification of Regents Park against certain losses.

Section 5 of the Advisory Agreement between Registrant and Recurrent Investment Advisors, LLC (“Recurrent”) incorporated herein by reference to exhibit (d)(12) provides for the indemnification of Recurrent against certain losses.

Section 5 of the Advisory Agreement between Registrant and Wealthfront Strategies, LLC (formerly, WFAS, LLC)(“Wealthfront”) incorporated herein by reference to exhibit (d)(17) provides for the indemnification of Wealthfront against certain losses.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Northern Lights Distributors, LLC (NLD), its several officers and directors, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis.

The Fund Services Agreement with Gemini Fund Services, LLC (GFS) provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

The Consulting Agreement with Northern Lights Compliance Services, LLC (NLCS) provides that the Registrant agree to indemnify and hold NLCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with the Agreement.  NLCS shall not be liable for, and shall be entitled to rely upon, and may act upon information, records and reports generated by the Trust, advice of the Trust, or of counsel for the Trust and upon statements of the Trust’s independent accountants, and shall be without liability for any action reasonably taken or omitted pursuant to such records and reports.

The ETF Distribution Agreement with NLD provides that the Registrant agrees to indemnify and hold harmless each of NLD, its managers and officers and each person, if any, who controls NLD within the meaning of Section 15 of the Securities Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares or Creation Units, based upon (i) the ground that the registration statement, prospectus, shareholder reports or other information filed or made public by the Registrant (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading, (ii) the Registrant’s failure to maintain an effective registration statement and prospectus with respect to Shares of the Fund that are the subject of the claim or demand, (iii) the Registrant’s failure to properly register Fund Shares under applicable state laws, (iv) instructions given by the Registrant, the Registrant’s failure to perform its duties hereunder or any inaccuracy of its representations, (v) any claim brought under Section 11 of the Securities Act, or (vi) all actions taken by NLD hereunder resulting from NLD’s reliance on instructions received from an officer, agent or approved service provider of the Registrant.

Item 31. Activities of Investment Adviser and Sub-Adviser.

Certain information pertaining to the business and other connections of each Adviser of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Adviser” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.” The information required by this Item 31 with respect to each director, officer or partner of each Adviser is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”). Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Anfield Capital Management, LLC, the Adviser to the Anfield Universal Fixed Income Fund, Sub-Adviser to the Anfield Capital Diversified Alternatives ETF, Anfield Universal Fixed Income ETF, Anfield U.S. Equity Sector Rotation ETF, Anfield Dynamic Fixed Income ETF and Anfield Capital Management Extended Yield ETF – File No. 801-77714

Superfund Advisors, Inc., the Adviser to the Superfund Managed Futures Strategy Fund – File No. 801-77984

Redwood Investment Management, LLC, the Adviser to the Redwood Managed Volatility Fund, Redwood Managed Volatility Portfolio, Redwood Managed Municipal Income Fund, Redwood AlphaFactor Tactical International Fund, Redwood Systematic Macro Trend (“SMarT”) Fund, LeaderShares AlphaFactor US Core Equity ETF, LeaderShares Activist Leaders ETF, LeaderShares AlphaFactor Tactical Focused ETF and LeaderShares Equity Skew ETF – File No. 801-78563

IronHorse Capital, LLC, the Adviser to the Conductor Global Equity Value Fund and Conductor International Equity Value Fund – File No. 801-78730

Affinity Investment Advisors, LLC, the Sub-Adviser to the Affinity World Leaders Equity ETF – File No. 801-42015

Hanlon Investment Management, Inc., the Adviser to the Hanlon Managed Income Fund and Hanlon Tactical Dividend and Momentum Fund – File No. 801-60889

Holbrook Holdings, Inc., the Adviser to the Holbrook Income Fund – File No. 801-107682

Recurrent Investment Advisors LLC, the Adviser to the Recurrent MLP & Infrastructure Fund –File No. 801-110728

Regents Park Funds, LLC, the Adviser to the Anfield Capital Diversified Alternatives ETF, Anfield Universal Fixed Income ETF, Affinity World Leaders Equity ETF, Anfield U.S. Equity Sector Rotation ETF, Anfield Dynamic Fixed Income ETF and Anfield Capital Management Extended Yield ETF – File No. 801-108885

Wealthfront Strategies, LLC, the Adviser to the Wealthfront Risk Parity Fund – File No. 801-111023

Item 32. Principal Underwriter.

(a) Northern Lights Distributors, LLC (“NLD”), the principal underwriter of the Registrant, also acts as principal underwriter for the following: AdvisorOne Funds, Arrow Investments Trust (ETF’s Only), Arrow ETF Trust, Boyar Value Fund Inc., Centerstone Investors Trust, Copeland Trust, Miller Investment Trust, Humankind Benefit Corporation, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, New Age Alpha Trust, The North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, PREDEX, Princeton Private Investment Access Fund, The Saratoga Advantage Trust, Tributary Funds, Inc., Uncommon Investment Funds Trust, and Unified Series Trust.

(b) Northern Lights Distributors, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. The principal business address of Northern Lights Distributors, LLC is 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474. The following are the managers and officers of Northern Lights Distributors, LLC:

Name	Positions and Offices with Underwriter	Positions and Offices with the Trust
William J. Strait	President, Secretary, General Counsel and Manager	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
Stephen Preston	Financial Operations Principal	None
David James	Manager	None

(c) Not Applicable.

Item 33. Location of Accounts and Records.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the Investment Company Act of 1940, as amended, for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the U.S. Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

1.	MUFG Union Bank, National Association, 350 California Street 6th Floor, San Francisco, California 94104 (records relating to its function as custodian)

2.	Gemini Fund Services, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474 (records relating to its functions as administration, accounting and transfer agent and Registrant’s Declaration of Trust, By-Laws and Minutes)
3.	Northern Lights Distributors, LLC, 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474 (records relating to its function as principal underwriter)
4.	Superfund Advisors, Inc., Superfund Office Building, Grand Anse P.O. Box 1803 St. Georges, Grenada W.I (records relating to its function as investment adviser)
5.	Redwood Investment Management, LLC, 4110 N. Scottsdale Rd., Suite 125, Scottsdale, AZ 85251 (records relating to its function as investment adviser)
6.	IronHorse Capital LLC, 3102 West End Avenue, Suite 400, Nashville, TN 37203 (records relating to its function as investment adviser)
7.	Anfield Capital Management, LLC, 4041 Macarthur Boulevard, Suite 155, Newport Beach, CA 92660 (records relating to its function as investment adviser and sub-adviser)
8.	Huntington Bank, N.A., 7 Easton Oval, Columbus, OH 43219 (records relating to its function as custodian)
9.	Affinity Investment Advisors, LLC, 4041 Macarthur Boulevard, Suite 150, Newport Beach, CA 92660 (records relating to its function as sub-adviser)
10.	Hanlon Investment Management, Inc., 3393 Bargaintown Road, Egg Harbor Twp., NJ 08234 (records relating to its function as investment adviser)
11.	The Bank of New York Mellon, 225 Liberty Street, New York, NY 10286 (records relating to its function as custodian)

12.	Holbrook Holdings, Inc., 1032 Windy Elm Drive, Smyrna, GA 30082 (records relating to its function as investment adviser)

13.	Recurrent Investment Advisors LLC, 3801 Kirby Dr., Suite 654, Houston, TX 77908 (records relating to its function as investment adviser)

14.	Regents Park Funds, LLC, 4041 Macarthur Boulevard, Suite 155, Newport Beach, CA 92660 (records relating to its function as investment adviser)

15.	Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110 (records relating to its function as custodian and transfer agent)

16.	Wealthfront Strategies, LLC, 900 Middlefield Road, 2nd Floor, Redwood City, CA 94063 (records relating to its function as investment adviser)

17.	U.S. Bank, N.A, 425 Walnut Street, Cincinnati, OH 45202 (records relating to its function as custodian)

Item 34. Management Services. Not Applicable.

Item 35. Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 26th day of February, 2021.

Two Roads Shared Trust

By:

James Colantino*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark D. Gersten*	Trustee & Chairman	February 26, 2021
Mark Garbin*	Trustee	February 26, 2021
Neil M. Kaufman*	Trustee	February 26, 2021
Anita K. Krug*	Trustee	February 26, 2021
James Colantino*	President and Principal Executive Officer	February 26, 2021
Laura Szalyga*	Treasurer and Principal Financial Officer	February 26, 2021

*By: /s/ Richard A. Malinowski

Richard A. Malinowski

Attorney in fact

Exhibit Index

(j)(1)	Consent of Independent Public Accounting Firm